As filed with the Securities and Exchange Commission on December 31, 2003

                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 35

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 37

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                                 100 Pine Street
                                   Suite 3200
                             San Francisco, CA 94111

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]      on ________________ pursuant to Rule 485, paragraph (b)
[ ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]      on ________________ pursuant to Rule 485, paragraph (a)(1)
[ ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]      on ________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investor Shares, Preferred Shares, Universal Shares, and Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, and Daily Assets Government Fund, Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund, and Universal Shares of Daily Assets Government Obligations Fund.

MONARCH FUNDS


                                                PROSPECTUS

                                                December 31, 2003






Three money market funds                        Investor Shares
that seek to provide high
current income to the extent                    Daily Assets Treasury Fund
consistent with the                             Daily Assets Government Fund
preservation of capital and                     Daily Assets Cash Fund
the maintenance of liquidity.




--------------------------------------------------------------------------------

                                Table of Contents


Summary................................2    Your Account.......................7
Performance............................4    Other Information.................12
Fee Tables.............................5    Financial Highlights..............13

Management.............................6


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The  Securities  and Exchange  Commission  has not approved or  disapproved  the
Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

MONARCH FUNDS
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SUMMARY

DEFINITIONS

Money Market Security means a high credit quality, short-term, U.S. dollar denominated debt security.

Treasury Security means a security that is issued or guaranteed by the U.S. Treasury.

Government Security means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Repurchase Agreement means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Investor Shares of three money market funds -- Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to  maintain  a stable net asset  value of $1.00 per share by:

o    Investing in a diversified portfolio of Money Market Securities
o    Investing in securities with remaining maturities of 397 days or less
o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               Fund                           Primary Investments
Daily Assets Treasury Fund   At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by
                             Treasury Securities
Daily Assets Government Fund At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by
                             Government Securities
Daily Assets Cash Fund       Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

                                                                   MONARCH FUNDS
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The  investment  adviser  for the Funds (the  "Adviser")  continuously  monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

o    Revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of a Fund
o    The security subsequently fails to meet the Adviser's investment criteria
o    Funds are needed for another purpose



PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of a Fund's investments are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

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MONARCH FUNDS
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The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. Past performance does not necessarily indicate future results.


The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.

Year Ended 12/31


      DAILY ASSETS TREASURY FUND


Best
Quarter:         1.43% (quarter ended 12/31/00)

Worst
Quarter:         0.17% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1996 - 4.60%
1997 - 4.65%
1998 - 4.57%
1999 - 4.17%
2000 - 5.50%
2001 - 3.14%
2002 - 0.86%]


The calendar year-to-date return as of September 30, 2003 was 0.22%.

DAILY ASSETS GOVERNMENT FUND

Best            1.47% (quarter ended 12/31/00)
Quarter:

Worst           0.23% (quarter ended 12/31/02)
Quarter:

[EDGAR Representation of Bar Chart:
2000 - 5.67%
2001 - 3.39%
2002 - 1.13%]

The calendar year-to-date return as of September 30, 2003 was 0.34%.

DAILY ASSETS CASH FUND

Best Quarter:    1.49% (quarter ended 12/31/00)

Worst Quarter:   0.22% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1996 - 4.78%
1997 - 4.90%
1998 - 4.87%
1999 - 4.49%
2000 - 5.75%
2001 - 3.55%
2002 - 1.07%]

The calendar year-to-date return as of September 30, 2003 was 0.36%.



The following table lists the average annual total return as of December 31, 2002.


                                              One Year           Five Years      Since Inception       Inception Date

Daily Assets Treasury Fund                     0.86%               3.63%              3.95%               10/25/95
Daily Assets Government Fund                   1.13%                N/A               3.39%               12/30/99
Daily Assets Cash Fund                         1.07%               3.93%              4.27%               6/16/95


                                                                   MONARCH FUNDS
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FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


Annual Fund Operating Expenses                              Daily Assets           Daily Assets           Daily Assets
(expenses that are deducted from Fund assets)                Treasury               Government                Cash
                                                               Fund                   Fund                    Fund

Management Fees(a)                                            0.15%                   0.15%                   0.15%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                   0.25%
Other Expenses                                                0.48%                   0.48%                   0.46%
Total Annual Fund Operating Expenses(b)                       0.88%                   0.88%                   0.86%


(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.84% for each Fund. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  One Year          Three Years         Five Years          Ten Years

Daily Assets Treasury Fund                          $90                 $281               $488               $1,084
Daily Assets Government Fund                        $90                 $281               $488               $1,084
Daily Assets Cash Fund                              $88                 $274               $477               $1,061


MONARCH FUNDS
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Each Fund is a series of Monarch Funds (the  "Trust"),  an open-end,  management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund and two tax-free bond funds.


The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A. : Forum Trust, LLC, the Funds' custodian, Forum Fund Services, LLC, the Funds' distributor, and Forum Investment Advisors, LLC, the Funds' adviser.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
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YOUR ACCOUNT

HOW TO CONTACT THE FUNDS


You may contact the Funds or Comerica Securities, Inc. for an account application or for further information as follows:

     WRITE TO US AT:                   OR:                                 ACH OR WIRE INVESTMENTS TO:
          Monarch Funds                Comerica Securities, Inc.                Comerica Bank
          P.O. Box 446                 201 North Figueroa Street                ABA #121137522
          Portland, Maine 04112        1st Floor, MC:4641                        FOR CREDIT TO:
                                       Los Angeles, California 90012             Forum Shareholder Services, LLC
     TELEPHONE US TOLL-FREE AT:                                                  Account # 1891488817
          (800) 754-8757                                                         (Name of Fund) - Investor Shares
                                                                                 (Your Name)
                                                                                 (Your Account Number)


GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which an NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

MONARCH FUNDS
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BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

          CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

          ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


          WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS               o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole           required to sign exactly as their names appear on the
proprietorship accounts. Joint accounts have two or more           account
 owners (tenants)
 GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                     o Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the UGMA or the UTMA
child and obtain tax benefits                                   o The custodian must sign instructions in
                                                                  a manner indicating custodial capacity

CORPORATIONS/OTHER                                              o    Submit a certified copy of its articles of
                                                                     incorporation (a government-issued business license
                                                                     or other document that reflects the existence of the
                                                                     entity) and corporate resolution or secretary's
                                                                     certificate

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened
                                                                o    Provide the first and signature pages from the
                                                                     trust document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK

o    Call or write us for an account application                o    Fill out an investment slip from a statement or
o    Complete the application (and other required                    write us a letter

     documents)                                                 o    Write your account number on your check
o    Mail us your application (and other required               o    Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o    Call or write us for an account application                o    Call to notify us of your incoming wire
o    Complete the application (and other required               o    Instruct your  financial  institution to wire your
     documents)                                                      money to us
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o    Mail us your original application (and other
     required documents)
o    Instruct your financial institution to wire your
     money to us


8


                                                                   MONARCH FUNDS
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BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o    Call or write us for an account application                o    Complete the systematic investment section of the
o    Complete the application (and other required                    application
     documents)                                                 o    Attach a voided check to your application
o    Call us to fax the completed application (and other        o    Mail us the completed application and voided check
     required documents) and we will assign you an account      o    We will electronically debit your purchase
     number                                                          proceeds from your selected financial institution
o    Mail us your original application (and other
     required documents)
o    We will electronically debit your purchase proceeds
     from the financial institution account identified on
     your account application



ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information, please refer to the SAI.

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.
Limitations on Purchases Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.



                                                  How to Sell Your Shares
By Mail
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Investor Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)

o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY CHECK
o Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
o Your account number
o Exact name(s) in which the account is registered o Additional form of identification o Redemption proceeds will be:
o Mailed to you or

o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire") Systematically o Complete the systematic withdrawal section of the application o Attach a voided check to your application o Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

Redemptions In Kind Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES


You may exchange Investor Shares of a Fund for Investor Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                          HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification


RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.


The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.


CLASSES OF SHARES


In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, and Institutional Service Shares. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


A Fund's  distributions of net investment income (including  short-term  capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2003, which is available upon request, without charge.

                                     Selected Data for a Single Share                            Ratios/Supplemental Data
                                 ------------------------------------------                 --------------------------------
                                                                                       Net               Ratios to
                                                                                    Assets at      Average Net Assets(a)
                              Beginning            Distribution Ending               End of  ------------------------------
                              Net Asset    Net      From Net   Net Asset             Period             Net
                              Value Per Investment Investment  Value Per  Total      (000's    Net    Investment  Gross
    Year Ended August 31        Share    Income      Income      Share   Return(e)  Omitted) Expenses  Income  Expenses(b)
Daily Assets Treasury Fund
         2003                    $1.00     - (c)      - (c)      $1.00   0.45%      $96,827    0.84%   0.45%       0.90%
         2002(c)                  1.00       0.01     (0.01)      1.00   1.17%      133,758    0.85%   1.22%       0.87%
         2001                     1.00       0.04     (0.04)      1.00   4.52%      233,138    0.84%   4.52%       0.84%
         2000                     1.00       0.05     (0.05)      1.00   5.06%      314,305    0.84%   5.01%       0.85%
         1999(c)                  1.00       0.04     (0.04)      1.00   4.10%      232,624    0.83%   4.02%       0.89%


Daily Assets Government Fund

         2003                    $1.00      $0.01    $(0.01)     $1.00      0.64%   $47,383      0.84% 0.63%       0.89%
         2002(c)                  1.00       0.02     (0.02)      1.00      1.52%    58,397      0.85% 1.43%       0.85%
         2001                     1.00       0.05     (0.05)      1.00      4.68%    61,546      0.84% 4.51%       0.84%
         2000(d)                  1.00       0.04     (0.04)      1.00      3.68%    36,091      0.85% 5.70%       0.97%


Daily Assets Cash Fund

         2003                    $1.00      $0.01    $(0.01)     $1.00   0.64%     $303,389    0.84%   0.68%       0.86%
         2002                     1.00       0.01     (0.01)      1.00   1.48%      646,285    0.83%   1.51%       0.83%
         2001                     1.00       0.05     (0.05)      1.00   4.85%      791,138    0.82%   4.78%       0.82%
         2000                     1.00       0.05     (0.05)      1.00   5.38%      994,191    0.83%   5.40%       0.85%
         1999                     1.00       0.04     (0.04)      1.00   4.41%      269,421    0.83%   4.30%       0.85%

(a)  All ratios for periods of less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c)  Less than $0.01 per share.
(d) Commenced operations on December 30, 1999.
(e) Not annualized.

MONARCH FUNDS
--------------------------------------------------------------------------------



                              FOR MORE INFORMATION                                    MONARCH
                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
            Additional information about each Fund's investments is
                   available in the Funds' annual/semi-annual                     Investor Shares
                            reports to shareholders.
                                                                                   Daily Assets
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")                        Treasury
                                                                                       Fund
                   The SAI provides more detailed information
                     about each Fund and is incorporated by                        Daily Assets
                reference, and thus is part of, this Prospectus.                    Government
                                                                                       Fund

                              CONTACTING THE FUNDS                               Daily Assets Cash
                     You can get free copies of the Funds'                             Fund
                    annual/semi-annual reports and the SAI,
                   request other information and discuss your
                                questions about
                     the Funds by contacting the Funds at:

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of
             operation of the Public Reference Room may be obtained
               by calling the SEC at (202) 942-8090. You can get
                     copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

                   Fund information, including copies of the
                    annual/semi-annual reports and the SAI,
                   is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                    Monarch Funds
                                                                                     P.O. Box 446
                                                                                Portland, Maine 04101
                                                                                    (800) 754-8757
                    Investment Company Act File No. 811-6742

MONARCH FUNDS


                                                PROSPECTUS


                                                December 31, 2003





THREE MONEY MARKET FUNDS                        INSTITUTIONAL SERVICE SHARES
THAT SEEK TO PROVIDE HIGH
CURRENT INCOME TO THE EXTENT                    DAILY ASSETS TREASURY FUND
CONSISTENT WITH THE                             DAILY ASSETS GOVERNMENT FUND
PRESERVATION OF CAPITAL AND                     DAILY ASSETS CASH FUND
THE  MAINTENANCE OF LIQUIDITY.



--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY..............................2    YOUR ACCOUNT.........................8
PERFORMANCE..........................4    OTHER INFORMATION...................13
FEE TABLES...........................6    FINANCIAL HIGHLIGHTS................14
MANAGEMENT...........................7




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Institutional Service Shares of three money market funds -- Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Service Shares have a $100,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by: o Investing in a diversified portfolio of Money Market Securities o Investing in securities with remaining maturities of 397 days or less o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund     At least 80% of net assets invested in Treasury
                               Securities and Repurchase Agreements backed by
                               Treasury Securities
Daily Assets Government Fund   At least 80% of net assets invested in Government
                               Securities and Repurchase Agreements backed by
                               Government Securities
Daily Assets Cash Fund         Invests in a broad spectrum of Money Market
                               Securities including:
                               o  Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                               o  Securities issued by domestic companies,
                                  such as commercial paper
                               o  Government Securities
                               o  Repurchase Agreements

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

o    Revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of a Fund
o    The security subsequently fails to meet the Adviser's investment criteria
o    Funds are needed for another purpose


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of a Fund's investments are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. Because Institutional Service Shares for Daily Assets Government Fund and Daily Assets Cash Fund have not operated a full calendar year, the information provided below is for Daily Assets Government Fund's and Daily Assets Cash Fund's Universal Shares, which are not offered in this Prospectus. The returns for Institutional Service Shares are expected to be different than those of the other classes shown because of the different expenses of Institutional Service Shares. To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

Best Quarter:         1.53% (quarter ended 12/31/00)

Worst Quarter:        0.27% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%
2001 - 3.53%
2002 - 1.26%]


The calendar year-to-date return as of September 30, 2003 was 0.51%.


DAILY ASSETS GOVERNMENT FUND
(UNIVERSAL SHARES)

Best Quarter:         1.63% (quarter ended 12/31/00)

Worst Quarter:        0.40% (quarter ended 12/31/02)


The calendar year-to-date return as of September 30, 2003 was 0.82%.


[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]

DAILY ASSETS CASH FUND
(UNIVERSAL SHARES)

Best Quarter:         1.65% (quarter ended 12/31/00)

Worst Quarter:        0.38% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]


The calendar year-to-date return as of September 30, 2003 was 0.85%.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The following table lists the average annual total return as of December 31, 2002.


                                         ONE YEAR       FIVE YEARS          TEN YEARS        SINCE INCEPTION     INCEPTION DATE
DAILY ASSETS TREASURY FUND                1.26%            4.04%               N/A                4.31%             7/12/93
DAILY ASSETS GOVERNMENT FUND              1.78%            4.53%              4.72%               4.69%             10/29/92
DAILY ASSETS CASH FUND                    1.71%            4.59%              4.75%               4.74%             12/1/92


MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                              DAILY ASSETS           DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)                 TREASURY              GOVERNMENT                CASH
                                                                FUND                   FUND                   FUND

Management Fees(a)                                             0.15%                   0.15%                  0.15%
Distribution (Rule 12b-1) Fees                                  None                   None                   None
Other Expenses                                                 0.43%                   0.37%                  0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES(B)                        0.58%                   0.52%                  0.54%

(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.45% for each Fund. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS

DAILY ASSETS TREASURY  FUND                         $59                 $186                $324                $726
DAILY ASSETS GOVERNMENT  FUND                       $53                 $167                $291                $653
DAILY ASSETS CASH FUND                              $55                 $173                $302                $677


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund and two tax-free bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A.: Forum Trust, LLC, the Funds' custodian, Forum Fund Services, LLC, the Funds' distributor, and Forum Investment Advisors, LLC, the Funds' adviser.



Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Service Shares. Because Institutional Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS


You may contact the Funds for an account application or for further information as follows:

                   WRITE TO US AT:                       ACH OR WIRE INVESTMENTS TO:
                        Monarch Funds                         Comerica Bank
                        P.O. Box 446                          ABA #121137522
                        Portland, Maine 04112                 FOR CREDIT TO:
                                                              Forum Shareholder Services, LLC
                   TELEPHONE US TOLL-FREE AT:                 Account # 1891488817
                        (800) 754-8757                        (Name of Fund) - Institutional Service Shares
                                                              (Your Name)
                                                              (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.


      CHECKS Checks must be made payable on their face to "Monarch Funds."


      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares is $100,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL,  SOLE  PROPRIETORSHIP  AND JOINT  ACCOUNTS:         o   Instructions  must be signed by all persons
Individual  accounts are owned by one person, as are sole           required to sign exactly as their names appear on the
proprietorship accounts. Joint accounts have two or more            account
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA):                    o   Depending on state laws, you can set up a
These custodial accounts  provide a way to give money to a          custodial  account  under the UGMA or the UTMA
child and obtain tax benefits                                   o   The custodian must sign instructions in a manner
                                                                    indicating custodial capacity

CORPORATIONS/OTHER                                              o    Submit a certified copy of its articles of
                                                                     incorporation (a government-issued business license
                                                                     or other document that reflects the existence of the
                                                                     entity) and corporate resolution or secretary's
                                                                     certificate

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened
                                                                o    Provide the first and signature pages from the
                                                                     trust document identifying the trustees


INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK

o        Call or write us for an account application            o        Fill out an  investment  slip from a statement  or
o        Complete the application (and other required                write us a letter

     documents)                                                 o        Write your account number on your check
o        Mail us your application (and other required           o        Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o        Call or write us for an account application            o        Call to notify us of your incoming wire
o        Complete the application (and other required           o        Instruct your  financial  institution to wire your
     documents)  money  to us o Call us to fax the  completed  application  (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other
     required documents)
o        Instruct your financial institution to wire your
     money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application (and other required
     documents)
o        Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other required


                                                                               9


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

    documents)

o We will electronically debit your purchase proceeds from the financial institution account identified on your account application



ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information please refer to the SAI.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Institutional Service Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY CHECK
o Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES


You may  exchange  Institutional  Service  Shares  of a Fund  for  Institutional
Service Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.


The Fund may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.


CLASSES OF SHARES


In addition to Institutional Service Shares, each Fund offers Preferred Shares, Universal Shares, and Investor Shares. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held Fund shares. Each Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of each Fund (assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2003, which is available upon request, without charge.

                                     Selected Data for a Single Share                            Ratios/Supplemental Data
                                 ------------------------------------------                 --------------------------------
                                                                                       Net               Ratios to
                                                                                    Assets at      Average Net Assets(a)
                              Beginning           Distributions Ending               End of  ------------------------------
                              Net Asset    Net      From Net   Net Asset             Period             Net
                              Value Per Investment Investment  Value Per  Total      (000's    Net    Investment  Gross
    Year Ended August 31        Share    Income      Income      Share   Return(e)  Omitted) Expenses  Income  Expenses(b)
DAILY ASSETS TREASURY FUND (E)
         2003                 $1.00       $0.01      $(0.01)     $1.00     0.84%     $35,074   0.45%      0.84%     0.67%
         2002(c)               1.00        0.02       (0.02)      1.00     1.57%      20,068   0.45%      1.68%     0.62%
         2001                  1.00        0.05       (0.05)      1.00     4.92%      50,554   0.45%      4.57%     0.61%
         2000                  1.00        0.05       (0.05)      1.00     5.47%      30,480   0.45%      5.30%     0.62%
         1999(c)               1.00        0.04       (0.04)      1.00     4.50%      55,134   0.45%      4.43%     0.62%

DAILY ASSETS GOVERNMENT FUND
         2003(f)              $1.00         - (d)       - (d)    $1.00     0.16%     $76,273   0.45%      0.70%     0.58%

DAILY ASSETS CASH FUND

         2003(f)              $1.00         - (d)       - (d)    $1.00     0.18%     $36,876   0.45%      0.76%     0.58%

(a)  All ratios for periods of less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d) Less than $0.01 per share.
(e) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(f) Commenced operations on June 9, 2003.
(g) Not annualized.

MONARCH FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                            MONARCH
                                                                                               FUNDS


                           ANNUAL/SEMI-ANNUAL REPORTS                                      INSTITUTIONAL
              Additional information about each Fund's investments                         SERVICE SHARES
                 is available in the Funds' annual/semi-annual
                            reports to shareholders.                                        DAILY ASSETS
                                                                                           TREASURY FUND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                                                                            DAILY ASSETS
           The SAI provides more detailed information about each Fund                     GOVERNMENT FUND
   and is incorporated by reference, and thus is a part of, this Prospectus.
                                                                                            DAILY ASSETS
                                                                                             CASH FUND
                              CONTACTING THE FUNDS
      You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your
             questions about the Funds by contacting the Funds at:


                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the Securities and
  Exchange Commission ("SEC"). The scheduled hours of operation of the Public
              Reference Room may be obtained by calling the SEC at
                   (202) 942-8090. You can get copies of this
                      information, for a fee, by e-mailing
                                 or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov.



    Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.
                                                                                             Monarch Funds
                                                                                              P.O. Box 446
                                                                                         Portland, Maine 04101
                    Investment Company Act File No. 811-6742                                 (800) 754-8757



MONARCH FUNDS




                                                PROSPECTUS


                                                December 31, 2003




                                                INSTITUTIONAL SERVICE SHARES

                                                DAILY ASSETS TREASURY FUND


                                                INSTITUTIONAL SHARES
THREE MONEY MARKET FUNDS
THAT SEEK TO PROVIDE HIGH
CURRENT INCOME TO THE EXTENT                    DAILY ASSETS GOVERNMENT FUND
CONSISTENT WITH THE                             DAILY ASSETS CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


SUMMARY..............................2  YOUR ACCOUNT...........................8
PERFORMANCE..........................4  OTHER INFORMATION.....................13
FEE TABLES...........................6  FINANCIAL HIGHLIGHTS..................14
MANAGEMENT...........................7




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------


SUMMARY


DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.


This Prospectus offers Institutional Service Shares of Daily Assets Treasury Fund, Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund (each a money market "Fund," and collectively, the "Funds"). Institutional Service Shares and Institutional Shares each have a $100,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by: o Investing in a diversified portfolio of Money Market Securities o Investing in securities with remaining maturities of 397 days or less o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                           PRIMARY INVESTMENTS
Daily Assets Treasury Fund   At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by
                             Treasury Securities
Daily Assets Government Fund At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by
                             Government Securities
Daily Assets Cash Fund       Invests in a broad spectrum of Money Market
                             Securities including:
                             o   Securities issued by financial
                                 institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o   Securities issued by domestic companies,
                                 such as commercial paper
                             o   Government Securities
                             o   Repurchase Agreements

The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
o The security subsequently fails to meet the Adviser's investment criteria
o Funds are needed for another purpose



PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of a Fund's investments are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in Daily Assets Treasury Fund's Institutional Service Shares and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Service Shares and Instiutional Shares have operated.


YEAR ENDED 12/31


DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)


Best Quarter:         1.53% (quarter ended 12/31/00)

Worst Quarter:        0.27% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.915
2001 - 3.53%
2002 - 1.26%]


The calendar year-to-date return as of September 30, 2003, was 0.51%.

DAILY ASSETS GOVERNMENT FUND
(INSTITUTIONAL SHARES)


Best Quarter:         1.54% (quarter ended 12/31/00)

Worst Quarter:        0.30% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1994 - 4.01%
1995 - 5.65%
1996 - 5.03%
1997 - 5.15%
1998 - 5.08%
1999 - 4.65%
2000 - 5.96%
2001 - 3.66%
2002 - 1.41%]


The calendar year-to-date return as of September 30, 2003 was 0.54%.




DAILY ASSETS CASH FUND
(INSTITUTIONAL SHARES)


Best Quarter:         1.56% (quarter ended 12/31/00)

Worst Quarter:        0.29% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1994 - 4.03%
1995 - 5.67%
1996 - 5.05%
1997 - 5.17%
1998 - 5.14%
1999 - 4.76%
2000 - 6.03%
2001 - 3.81%
2002 - 1.34%]


The calendar year-to-date return as of September 30, 2003 was 0.57%.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The following table lists the average annual total return as of December 31, 2002.

                                             ONE YEAR        FIVE YEARS       SINCE INCEPTION         INCEPTION DATE

DAILY ASSETS TREASURY FUND                       1.26%         4.04%               4.31%                  7/12/93
DAILY ASSETS GOVERNMENT FUND                  1.41%            4.14%               4.43%                  7/15/93
DAILY ASSETS CASH FUND                        1.34%            4.20%               4.47%                  7/15/93


MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares for Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                             DAILY ASSETS           DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)              TREASURY FUND         GOVERNMENT FUND           CASH FUND
Management Fees(a)                                             0.15%                  0.15%                  0.15%
Distribution (Rule 12b-1) Fees                                 None                   None                   None
Other Expenses                                                 0.43%                  0.47%                  0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES(B)                        0.58%                  0.62%                  0.63%

(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses for Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund to 0.45%, 0.57% and 0.57%, respectively. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares or Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares or Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                  ONE YEAR          THREE YEARS         FIVE YEARS           TEN YEARS

DAILY ASSETS TREASURY FUND                          $59                 $186               $324                $726
DAILY ASSETS GOVERNMENT FUND                        $63                 $199               $346                $774
DAILY ASSETS CASH FUND                              $64                 $202               $351                $786


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").


THE ADVISER


The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund and two tax-free bond funds.


The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A.: Forum Trust, LLC, the Funds' custodian, Forum Fund Services, LLC, the Funds' distributor, and Forum Investment Advisors, LLC, the Funds' adviser.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Service Shares and Institutional Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Service Shares and Institutional Shares.


FUND EXPENSES


Each Fund pays for its own expenses. Expenses of Institutional Service Shares and Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS


You may contact the Funds for an account application or for further information as follows.

                     WRITE TO US AT:                            ACH OR WIRE INVESTMENTS TO:
                          Monarch Funds                              Comerica Bank
                          P.O. Box 446                               ABA #121137522
                          Portland, Maine 04112                      FOR CREDIT TO:
                                                                     Forum Shareholder Services, LLC
                     TELEPHONE US TOLL-FREE AT:                      Account # 1891488817
                          (800) 754-8757                             (Name of Fund) - Institutional Service Shares or
                                                                      Institutional Shares
                                                                     (Your Name)
                                                                     (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.


         CHECKS Checks must be payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares and Institutional Shares is $100,000.


ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign  exactly as their names appear on the
proprietorship accounts. Joint accounts have two or more          account
owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of  incorporation
                                                                  (a  government-issued  business license or other  document that  reflects  the  existence  of the  entity)  and
                                                                  corporate resolution or secretary's certificate

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened
                                                                o    Provide the first and signature pages from the
                                                                     trust document identifying the trustees

INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o    Call or write us for an account application                o    Fill out an investment slip from a statement or
o    Complete the application (and other required                    write us a letter

     documents)                                                 o    Write your account number on your check
o    Mail us your application (and other required               o    Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o    Call or write us for an account application                o    Call to notify us of your incoming wire
o    Complete the application (and other required               o    Instruct your  financial  institution to wire your
     documents)  money  to us
o    Call us to fax the  completed  application  (and
     other required documents) and we will assign you
     an account number
o    Mail us your original application (and other
     required documents)
o    Instruct your financial institution to wire your
     money to us
BY ACH PAYMENT
o    Call or write us for an account application
o    Complete the application (and other required
     documents)
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account


                                                                               9


MONARCH FUNDS
--------------------------------------------------------------------------------

     number
o Mail us your original application (and other required documents)

o We will electronically debit your purchase proceeds from the financial institution account identified on your account application

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information, please refer to the SAI.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                            HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number

  o [Fund name] - Institutional Service or Institutional Shares
  o The dollar amount or number of shares you want to sell
o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $100,000 for Institutional Service Shares or Institutional Shares, a Fund may ask you to increase your balance. If the account value is still below $100,000 for Institutional Service Shares or Institutional Shares after 60 days, a Fund may close your account and send you the proceeds.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES


You may exchange Institutional Service Shares or Institutional Shares of a Fund for the same share class of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                          HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.


The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.


CLASSES OF SHARES


In addition to Institutional Service Shares and Institutional Shares, each Fund offers Preferred Shares, Universal Shares, and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


A Fund's  distributions of net investment income (including  short-term  capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2003, which is available upon request, without charge.

                                SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                           -------------------------------------------                  -------------------------------
                                                                                  Net                 Ratios to
                             Beginning                                          Assets             Average Net Assets (a)
                              Net                                              at End of---------------------------------
                              Asset             Distributions  Ending                               Net
                              Value      Net      from Net    Net Asset         Period             Investment    Gross
                              Per    Investment  Investment   Value Per Total   (000's  Net Expenses Income     Expenses (b)
Year Ended August 31,        Share    Income     Income      Share  Return (e) Omitted)
DAILY ASSETS TREASURY FUND (D)

         2003                  $1.00    $0.01    $(0.01)    $1.00        0.84%  $35,074    0.45%      0.84%      0.67%
         2002(c)                1.00     0.02     (0.02)     1.00        1.57%   20,068    0.45%      1.68%      0.62%
         2001                   1.00     0.05     (0.05)     1.00        4.92%   50,554    0.45%      4.57%      0.61%
         2000                   1.00     0.05     (0.05)     1.00        5.47%   30,480    0.45%      5.30%      0.62%
         1999(c)                1.00     0.04     (0.04)     1.00        4.50%   55,134    0.45%      4.43%      0.62%



DAILY ASSETS GOVERNMENT FUND

         2003                  $1.00    $0.01    $(0.01)    $1.00        0.91%  $90,740    0.57%      0.92%      0.63%
         2002(c)                1.00     0.02     (0.02)     1.00        1.80%  117,476    0.57%      2.05%      0.59%
         2001                   1.00     0.05     (0.05)     1.00        4.95%  198,324    0.57%      4.80%      0.58%
         2000                   1.00     0.05     (0.05)     1.00        5.54%  400,418    0.57%      5.41%      0.58%
         1999                   1.00     0.05     (0.05)     1.00        4.59%  455,239    0.57%      4.50%      0.59%



DAILY ASSETS CASH FUND

         2003                  $1.00    $0.01    $(0.01)    $1.00     0.92%     $92,186  0.57%      1.01%       0.61%
         2002                   1.00     0.02     (0.02)     1.00     1.75%     374,469  0.57%      1.84%       0.58%
         2001                   1.00     0.05     (0.05)     1.00     5.11%     736,555  0.57%      5.07%       0.57%
         2000                   1.00     0.06     (0.06)     1.00     5.65%     863,603  0.58%      5.55%       0.58%
         1999                   1.00     0.05     (0.05)     1.00     4.68%     569,409  0.57%      4.56%       0.60%


(a)  All ratios for less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)  Not annualized.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------



                              FOR MORE INFORMATION                                         MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available                   INSTITUTIONAL
           in the Funds' annual/semi-annual reports to shareholders.                       SERVICE SHARES

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")                               DAILY ASSETS
                                                                                           TREASURY FUND
                   The SAI provides more detailed information
               about each Fund and is incorporated by reference,
                    and thus is a part of, this Prospectus.                                INSTITUTIONAL
                                                                                               SHARES

                              CONTACTING THE FUNDS                                          DAILY ASSETS
                     You can get free copies of the Fund's                                GOVERNMENT FUND
                    annual/semi-annual reports and the SAI,
                   request other information and discuss your
                           questions about the Funds                                        DAILY ASSETS
                          by contacting the Funds at:                                        CASH FUND

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
           You can also review the Funds' annual/semi-annual reports,
            SAI and other information about the Funds at the Public
            Reference Room of the Securities and Exchange Commission
                ("SEC"). The scheduled hours of operation of the
              Public Reference Room may be obtained by calling the
               SEC at (202) 942-8090. You can get copies of this
              information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

                   Fund information, including copies of the
                    annual/semi-annual reports and the SAI,
                       is available from the SEC's EDGAR
                                    Database
                        on its Web site at www.sec.gov.







                    Investment Company Act File No. 811-6742
                                                                                            Monarch Funds
                                                                                             P.O. Box 446
                                                                                        Portland, Maine 04101
                                                                                            (800) 754-8757


MONARCH FUNDS



                                                PROSPECTUS


                                                December 31, 2003










THREE MONEY MARKET FUNDS                        PREFERRED SHARES
THAT SEEK TO PROVIDE HIGH
CURRENT INCOME TO THE EXTENT
CONSISTENT WITH THE                             DAILY ASSETS TREASURY FUND
PRESERVATION OF CAPITAL AND                     DAILY ASSETS GOVERNMENT FUND
THE MAINTENANCE OF LIQUIDITY.                   DAILY ASSETS CASH FUND




--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


SUMMARY...............................2   YOUR ACCOUNT.........................7
PERFORMANCE...........................4   OTHER INFORMATION...................12
FEE TABLES............................5   FINANCIAL HIGHLIGHTS................13

MANAGEMENT............................6

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Preferred Shares of three money market funds -- Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by: o Investing in a diversified portfolio of Money Market Securities o Investing in securities with remaining maturities of 397 days or less o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                         PRIMARY INVESTMENTS
Daily Assets Treasury Fund   At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by
                             Treasury Securities
Daily Assets Government Fund At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by
                             Government Securities
Daily Assets Cash Fund       Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


The investment adviser for the Fund's (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
o The security subsequently fails to meet the Adviser's investment criteria
o Funds are needed for another purpose


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risk of a Fund's investments are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Daily Assets Treasury Fund's Preferred Shares have not commenced operations, the information provided below is for Daily Assets Treasury Fund's Institutional Service Shares, which are not offered in this Prospectus. The returns for Preferred Shares are expected to be different from the other class shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

Best
Quarter:          1.53% (quarter ended 12/31/00)

Worst
Quarter:          0.27% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%
2001 - 3.53%
2002 - 1.26%]


The calendar year-to-date return as of September 30, 2003 was 0.51%.


DAILY ASSETS GOVERNMENT FUND

Best

Quarter:          0.53% (quarter ended 3/31/02)


Worst
Quarter:          0.42% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
2002 - 1.86%]


The calendar year-to-date return as of September 30, 2003 was 0.91%.


DAILY ASSETS CASH FUND

Best

Quarter:          0.49% (quarter ended 3/31/02)


Worst
Quarter:          0.41% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
2002 - 1.79%


The calendar year-to-date return as of September 30, 2003 was 0.91%.


The following table lists the average annual total return as of December 31, 2002.

                                                 ONE YEAR          FIVE YEARS       SINCE INCEPTION     INCEPTION DATE
DAILY ASSETS TREASURY FUND                        1.26%               4.04%              4.31%              7/12/93
DAILY ASSETS GOVERNMENT FUND                      1.86%                N/A               2.18%              8/10/01
DAILY ASSETS CASH FUND                            1.79%                N/A               2.15%              8/10/01

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                             DAILY ASSETS            DAILY ASSETS            DAILY ASSETS
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                TREASURY               GOVERNMENT                 CASH
                                                               FUND                    FUND                    FUND
Management Fees(a)                                            0.15%                   0.15%                    0.15%
Distribution (Rule 12b-1) Fees                                 None                    None                    None
Other Expenses                                                0.06%                   0.05%                    0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.21%                   0.20%                    0.33%
Fee Waiver and Expense Reimbursement                          0.06%                    N/A                     0.21%
NET EXPENSES(b)                                               0.15%                   0.20%                    0.12%

(a)  Includes all investment advisory and administration fees.
(b) Certain service providers for Daily Assets Treasury Fund and Daily Assets Cash Fund have contractually agreed to waive a portion of their fees and reimburse certain expenses through December 31, 2004. Certain service providers for Daily Assets Government Fund have voluntarily agreed to waive a portion of their fees and reimburse certain expenses through December 31, 2004. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses or its Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS

DAILY ASSETS TREASURY FUND                          $15                  $62               $112                $262
DAILY ASSETS GOVERNMENT FUND                        $20                  $64               $113                $255
DAILY ASSETS CASH FUND                              $12                  $85               $164                $397


MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund and two tax-free bond funds.


The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A. : Forum Trust, LLC, the Funds' custodian, Forum Fund Services, LLC, the Funds' distributor, and Forum Investment Advisors, LLC, the Funds' adviser.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

               WRITE TO US AT:                                  ACH OR WIRE INVESTMENTS TO:
                    Monarch Funds                                    Comerica Bank
                    P.O. Box 446                                     ABA #121137522
                    Portland, Maine 04112                             FOR CREDIT TO:
                                                                      Forum Shareholder Services, LLC
                                                                      Account # 1891488817
               TELEPHONE US TOLL-FREE AT:                             (Name of Fund) - Preferred Shares
                    (800) 754-8757                                    (Your Name)
                                                                      (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      2:00 p.m., Eastern Time (11:00 a.m., Pacific Time)             4:00 p.m., Eastern Time (1:00 p.m., Pacific Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash

MONARCH FUNDS
--------------------------------------------------------------------------------

equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.


ACCOUNT REQUIREMENTS


                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign  exactly as their names  appear on the
proprietorship accounts. Joint accounts have two or more          account
owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or secretary's certificate

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened
                                                                o    Provide the first and signature pages from the
                                                                     trust document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK

o        Call or write us for an account application            o        Fill out an  investment  slip from a statement  or
o        Complete the application (and other required                write us a letter

     documents)                                                 o        Write your account number on your check
o        Mail us your application (and other required           o        Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o        Call or write us for an account application            o        Call to notify us of your incoming wire
o        Complete the application (and other required           o        Instruct your  financial  institution to wire your
     documents)  money  to us o Call us to fax the  completed  application  (and other
     required  documents)  and we will  assign  you an account
     number
o        Mail  us  your   original   application   (and  other
     required documents)
o        Instruct  your  financial  institution  to wire  your
     money to us
BY ACH PAYMENT
o    Call or write us for an account application
o    Complete the application (and other required
     documents)
o        Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other
     required documents)
o    We will  electronically  debit the  purchase  proceeds


8


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


  from the  financial institution account identified on your account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information, please refer to the SAI.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Preferred Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is  registered
  o Additional form of identification
o Redemption proceeds will be:

MONARCH FUNDS
--------------------------------------------------------------------------------

  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")



WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 2:00 p.m., EasternTime (11:00 a.m., Pacific Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES


You may exchange Preferred Shares of a Fund for Preferred Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.


The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.


CLASSES OF SHARES


In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Service Shares and Investor Shares. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


A Fund's  distributions of net investment income (including  short-term  capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Daily Assets Treasury Fund's Institutional Service Shares and Universal Shares are included in this table, as Preferred Shares had not commenced as of August 31, 2003. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares and Universal Shares of Daily Assets Treasury Fund and Preferred Shares of Daily Assets Government Fund or Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2003, which is available upon request, without charge.

                                     Selected Data for a Single Share                            Ratios/Supplemental Data
                                 ------------------------------------------                 --------------------------------
                                                                                       Net               Ratios to
                                                                                    Assets at      Average Net Assets(a)
                              Beginning           Distributions Ending               End of  ------------------------------
                              Net Asset    Net      From Net   Net Asset             Period             Net
                              Value Per Investment Investment  Value Per  Total      (000's    Net    Investment  Gross
    Year Ended August 31        Share    Income      Income      Share   Return(e)  Omitted) Expenses  Income  Expenses(b)

DAILY ASSETS TREASURY FUND
Institutional Service Shares
         2003                   $1.00     $0.01     $(0.01)     $1.00       0.84%  $35,074    0.45%      0.84%      0.67%
         2002(c)                 1.00      0.02      (0.02)      1.00       1.57%   20,068    0.45%      1.68%      0.62%
         2001                    1.00      0.05      (0.05)      1.00       4.92%   50,554    0.45%      4.57%      0.61%
         2000                    1.00      0.05      (0.05)      1.00       5.47%   30,480    0.45%      5.30%      0.62%
         1999                    1.00      0.04      (0.04)      1.00       4.50%   55,134    0.45%      4.43%      0.62%
Universal Shares

         2003                   $1.00     $0.01     $(0.01)     $1.00       1.10% $140,137    0.21%      0.80%      0.37%
         2002(c)                 1.00      0.02      (0.02)      1.00       1.82%      105    0.20%      1.81%      8.77%
         2001                    1.00      0.05      (0.05)      1.00       5.24%      102    0.20%      6.22%      0.92%
         2000(e)                 1.00      0.04      (0.04)      1.00       4.02%    5,976    0.20%      5.86%      0.38%


   DAILY ASSETS GOVERNMENT FUND

            2003                $1.00    $0.01      $(0.01)     $1.00      1.40%  $ 11,549     0.11%      1.05%       0.25%
            2002(c)              1.00     0.02       (0.02)      1.00      2.25%   12,041      0.12%      2.19%       0.22%
            2001(f)              1.00     -(d)       -(d)        1.00      0.22%      8        0.12%      3.64%      97.77%


   DAILY ASSETS CASH FUND

            2003                $1.00    $0.01      $(0.01)     $1.00      1.37%   $ 2,979     0.12%      1.39%       0.30%
            2002                 1.00     0.02      (0.02)       1.00      2.21%    13,095     0.12%      1.88%       0.20%
            2001(f)              1.00     -(d)       -(d)        1.00      0.22%      8        0.12%      3.76%      91.14%

(a)  All ratios for periods less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Less than $0.01 per share.
(e)  Commenced operations December 30, 1999.
(f)  Commenced operations August 10, 2001. (g) Not annualized.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                         MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                     PREFERRED SHARES

      Additional information about each Fund's investments is available in                  DAILY ASSETS
             the Funds' annual/semi-annual reports to shareholders.                           TREASURY
                                                                                                FUND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                       DAILY ASSETS
   and is incorporated by reference, and thus is a part of, this Prospectus.                 GOVERNMENT
                                                                                                FUND

                              CONTACTING THE FUNDS                                          DAILY ASSETS
 You can get free copies of the Funds' annual/semi-annual reports and the SAI,               CASH FUND
      request other information and discuss your questions about the Funds by contacting the Funds at:

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Funds' annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the

           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

  Fund information, including copies of the Fund's annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.



                    Investment Company Act File No. 811-6742
                                                                                             Monarch Funds
                                                                                              P.O. Box 446
                                                                                         Portland, Maine 04101
                                                                                             (800) 754-8757


MONARCH FUNDS



                                                PROSPECTUS


                                                December 31, 2003










                                                UNIVERSAL SHARES
THREE MONEY MARKET FUNDS
THAT SEEK TO PROVIDE HIGH
CURRENT INCOME TO THE EXTENT                    DAILY ASSETS TREASURY FUND
CONSISTENT WITH THE                             DAILY ASSETS GOVERNMENT FUND
PRESERVATION OF CAPITAL AND                     DAILY ASSETS CASH FUND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


SUMMARY..............................2   YOUR ACCOUNT..........................7
PERFORMANCE..........................4   OTHER INFORMATION....................12
FEE TABLES...........................5   FINANCIAL HIGHLIGHTS.................13

MANAGEMENT...........................6


--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Universal Shares of three money market funds -- Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by: o Investing in a diversified portfolio of Money Market Securities o Investing in securities with remaining maturities of 397 days or less o Maintaining a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:


               FUND                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund     At least 80% of net assets invested in Treasury
                               Securities and Repurchase Agreements backed by
                               Treasury Securities
Daily                          Assets Government At least 80% of net assets
                               invested  in   Government   Securities   and
                               Repurchase  Agreements  backed by Government
                               Securities
Daily Assets Cash Fund         Invests in a broad spectrum of Money Market
                               Securities including:
                               o  Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                               o  Securities issued by domestic companies,
                                  such as commercial paper
                               o  Government Securities
                               o  Repurchase Agreements

MONARCH FUNDS
--------------------------------------------------------------------------------


The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

o    Revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of a Fund
o    The security subsequently fails to meet the Adviser's investment criteria
o    Funds are needed for another purpose


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of a Fund's investments are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

Best Quarter:        1.62% (quarter ended 12/31/00)

Worst Quarter:       0.33% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
2000 - 6.23%
2001 - 3.81%
2002 - 1.51%]


The calendar year-to-date return as of September 30, 2003 was 0.70%.


DAILY ASSETS GOVERNMENT FUND

Best Quarter:        1.63% (quarter ended 12/31/00)

Worst Quarter:       0.40% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]



The calendar year-to-date return as of September 30, 2003 was 0.82%.


DAILY ASSETS CASH FUND

Best Quarter:        1.65% (quarter ended 12/31/00)

Worst Quarter:       0.38% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]


The calendar year-to-date return as of September 30, 2003 was 0.85%.


The following table lists the average annual total return as of December 31, 2002.


                                         ONE YEAR       FIVE YEARS         TEN YEARS        SINCE INCEPTION     INCEPTION DATE
DAILY ASSETS TREASURY FUND                 1.51%            N/A               N/A                3.84%             12/30/99
DAILY ASSETS GOVERNMENT FUND               1.78%           4.53%             4.72%               4.69%             10/29/92
DAILY ASSETS CASH FUND                     1.71%           4.59%             4.75%               4.74%             12/1/92


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                           DAILY ASSETS            DAILY ASSETS            DAILY ASSETS
(expenses that are deducted from Fund assets)              TREASURY               GOVERNMENT                 CASH
                                                             FUND                    FUND                    FUND
Management Fees(a)                                           0.15%                   0.15%                   0.15%
Distribution (Rule 12b-1) Fees                                None                    None                    None
Other Expenses                                               0.12%                   0.11%                   0.12%
TOTAL ANNUAL FUND OPERATING EXPENSES(B)                      0.27%                   0.26%                   0.27%



(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.20% for each Fund. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses (and Net Expenses for Treasury Cash Fund) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS

DAILY ASSETS TREASURY FUND                          $28                 $87                $152                $343
DAILY ASSETS GOVERNMENT FUND                        $27                 $84                $146                $331
DAILY ASSETS CASH FUND                              $28                 $87                $152                $343


MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund and two tax-free bond funds.


The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A.: Forum Trust, LLC, the Funds' custodian, Forum Fund Services, LLC, the Funds' distributor, and Forum Investment Advisors, LLC, the Funds' adviser.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

               WRITE TO US AT:                                  ACH OR WIRE INVESTMENTS TO:
                    Monarch Funds                                    Comerica Bank
                    P.O. Box 446                                     ABA #121137522
                    Portland, Maine 04112                             FOR CREDIT TO:
                                                                      Forum Shareholder Services, LLC
                                                                      Account # 1891488817
               TELEPHONE US TOLL-FREE AT:                             (Name of Fund) - Universal Shares
                    (800) 754-8757                                    (Your Name)
                                                                      (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

MONARCH FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.


 ACCOUNT REQUIREMENTS


                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS               o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole           required to sign  exactly as their names  appear on the
proprietorship accounts. Joint accounts have two or more           account
owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or secretary's certificate

TRUSTS                                                          o  The trust must be established before an account
                                                                   can be opened
                                                                o  Provide the first and signature pages from the
                                                                   trust document identifying the trustees


8


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK

o        Call or write us for an account application            o        Fill out an  investment  slip from a statement  or
o        Complete the application (and other required                write us a letter

     documents)                                                 o        Write your account number on your check
o        Mail us your application (and other required           o        Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o        Call or write us for an account application            o        Call to notify us of your incoming wire
o        Complete the application (and other required           o        Instruct your  financial  institution to wire your
     documents)  money  to us o Call us to fax the  completed  application  (and other
     required  documents)  and we will  assign  you an account
     number
o        Mail  us  your   original   application   (and  other
     required documents)
o        Instruct  your  financial  institution  to wire  your
     money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application (and other required
     documents)
o        Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other
     required documents)

o We will electronically debit your purchase proceeds from the financial institution account identified on your account application

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information, please refer to the SAI.

MONARCH FUNDS
--------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Universal Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES


You may exchange Universal Shares of a Fund for Universal Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.


You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.


The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.


CLASSES OF SHARES


In addition to Universal Shares, each Fund offers Preferred Shares, Investor Shares, and Institutional Service Shares. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


A Fund's  distributions of net investment income (including  short-term  capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Universal Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2003, which is available upon request, without charge.

                                Selected Data for a Single Share                            Ratios/Supplemental Data
                            ------------------------------------------                 --------------------------------
                                                                                  Net               Ratios to
                                                                               Assets at      Average Net Assets(a)
                         Beginning           Distributions Ending               End of  ------------------------------
                         Net Asset    Net      From Net   Net Asset             Period             Net
                         Value Per Investment Investment  Value Per  Total      (000's    Net    Investment  Gross
  Year Ended August 31     Share    Income      Income      Share   Return(e)  Omitted) Expenses  Income  Expenses(b)
DAILY ASSETS TREASURY FUND
         2003            $1.00     $0.01     $(0.01)     $1.00       1.10%   $140,137    0.21%      0.80%       0.37%
         2002(c)          1.00      0.02      (0.02)      1.00       1.82%        105    0.20%      1.81%       8.77%
         2001             1.00      0.05      (0.05)      1.00       5.24%        102    0.20%      6.22%       0.92%
         2000(d)          1.00      0.04      (0.04)      1.00       4.02%      5,976    0.20%      5.86%       0.38%

DAILY ASSETS GOVERNMENT FUND
         2003            $1.00     $0.01     $(0.01)     $1.00       1.29%   $114,173    0.20%      1.26%       0.28%
         2002(c)          1.00      0.02      (0.02)      1.00       2.17%     81,426    0.21%      2.17%       0.25%
         2001             1.00      0.05      (0.05)      1.00       5.34%    164,500    0.20%      5.29%       0.23%
         2000             1.00      0.06      (0.06)      1.00       5.94%    225,697    0.20%      5.73%       0.24%
         1999             1.00      0.05      (0.05)      1.00       5.00%    277,549    0.18%      4.88%       0.25%


DAILY ASSETS CASH FUND
         2003            $1.00     $0.012    $(0.01)     $1.00       1.29%   $104,842    0.20%      1.24%       0.28%
         2002             1.00      0.02      (0.02)      1.00       2.12%     46,833    0.21%      2.03%       0.25%
         2001             1.00      0.05      (0.05)      1.00       5.49%     37,236    0.20%      5.68%       0.24%
         2000             1.00      0.06      (0.06)      1.00       6.04%     70,451    0.20%      5.84%       0.23%
         1999             1.00      0.05      (0.05)      1.00       5.09%     98,705    0.18%      4.99%       0.25%



(a) All ratios for periods less than one year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01.
(d) Commenced operations on December 30, 1999.
(e) Not annualized.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                             MONARCH FUNDS


                           ANNUAL/SEMI-ANNUAL REPORTS                                        UNIVERSAL SHARES
              Additional information about each Fund's investments
                 is available in the Funds' annual/semi-annual                             DAILY ASSETS TREASURY
                            reports to shareholders.                                               FUND

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             DAILY ASSETS GOVERNMENT
                                                                                                   FUND
                The SAI provides more detailed information about
            each Fund and is incorporated by reference, and thus is                            DAILY ASSETS
                          a part of, this Prospectus.                                            CASH FUND



                              CONTACTING THE FUNDS
                         You can get free copies of the
                           Funds' annual/semi-annual
                          reports and the SAI, request
                         other information and discuss
                                 your questions
                  about the Funds by contacting the Funds at:

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
                          You can also review a Fund's
                    annual/semi-annual reports, the SAI and
                     other information about a Fund at the
                    Public Reference Room of the Securities
                                  and Exchange
              Commission ("SEC"). The scheduled hours of operation
                  of the Public Reference Room may be obtained
                   by calling the SEC at (202) 942-8090. You
                   can get copies of this information, for a
                        fee, by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

                   Fund information, including copies of the
                   annual/semi-annual reports and the SAI, is
                    available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.




                    Investment Company Act File No. 811-6742


                                                                                             Monarch Funds
                                                                                              P.O. Box 446
                                                                                         Portland, Maine 04101
                                                                                             (800) 754-8757


                    MONARCH             PROSPECTUS
                     FUNDS              UNIVERSAL SHARES


A MONEY MARKET FUND THAT SEEKS TO       DECEMBER 31, 2003
PROVIDE HIGH CURRENT INCOME TO THE
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND THE         DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
MAINTENANCE OF LIQUIDITY.


The Securities and Exchange Commission
has not approved or disapproved the
Fund's shares or determined whether
this Prospectus is accurate or complete.
Any representation to the contrary is
a criminal offense.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS



SUMMARY                                                                        3

PERFORMANCE                                                                    5

FEE TABLES                                                                     5

MANAGEMENT                                                                     5

YOUR ACCOUNT                                                                   6

      How to Contact the Fund                                                  6

      General Information                                                      6

      Buying Shares                                                            7

      Selling Shares                                                           9

      Exchange Privileges                                                     10

OTHER INFORMATION                                                             12

FINANCIAL HIGHLIGHTS                                                          13

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

This Prospectus offers Universal Shares of Daily Assets Government Obligations Fund, a money market fund (the "Fund"). Universal Shares have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to  maintain  a stable  net asset  value of $1.00 per share by:
o    Investing in a diversified portfolio of Money Market Securities
o Investing at least 80% of its net assets in Government Securities that generally are exempt from state and local income taxes (in the event the Fund changes this policy, the Fund will notify shareholders at least 60 days before such change becomes effective)
o    Investing in securities with remaining maturities of 397 days or less
o Maintaining a dollar weighted average maturity of its investments of 90 days or less


The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
o    Revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of the Fund
o    The security subsequently fails to meet the Adviser's investment criteria
o    Funds are needed for another purpose

MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investments are:

INTEREST RATE RISK Interest rates may affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance of the Fund.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in Universal Shares of Daily Assets Government Obligations Fund by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following charts show the annual total return for each full calendar year that Universal Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Best Quarter:       1.61% (quarter ended 12/31/00)

Worst Quarter:      0.36% (quarter ended 12/31/02)

[EDGAR Representation of Bar Chart:
1999 - 5.07%
2000 - 6.29%
2001 - 3.98%
2002 - 1.56%]


The calendar year-to-date return as of September 30, 2003 was 0.76%.


The following table lists the average annual total return as of December 31, 2002.

                                                           1 YEAR               SINCE INCEPTION           INCEPTION DATE
-------------------------------------------------- ------------------------ ------------------------ -------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                    1.56%                    4.32%                    7/1/98

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of the Fund. Expenses for the Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of the Fund's average net assets. There are no charges to purchase or redeem Fund shares.

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
     Management Fees (a)                                             0.16%
     Distribution (Rule 12b-1) Fees                                  None
     Other Expenses                                                  0.37%
     TOTAL ANNUAL FUND OPERATING EXPENSES(b)                         0.53%

(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses of the Fund to 0.20%. Voluntary fee waivers and expense reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that Total Annual Fund Operating Expenses remains as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


          1 YEAR           3 YEARS             5 YEARS              10 YEARS
           $54               $170                $296                 $665

MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

The Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds and two tax-free bond funds.

The Adviser receives an annual advisory fee 0.05% of the average daily net assets of the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to the Fund. On December 19, 2003, substantially all of Forum's operating businesses were acquired by Citibank, N.A. However, three Forum affiliates were not acquired by Citibank, N.A.: Forum Trust, LLC, the Fund's custodian, Forum Fund Services, LLC, the Fund's distributor, and Forum Investment Adviors, LLC, the Fund's adviser.


Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

FUND EXPENSES

The Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

You may contact the Fund for an account application or for further information as follows:


WRITE TO US AT:                                                  ACH OR WIRE INVESTMENTS TO:
         Forum Shareholder Services, LLC                                Comerica Bank
         Attn: Daily Assets Government Obligations Fund -               ABA #121137522
         Universal Shares                                               FOR CREDIT TO:
         P.O. Box 446                                                   Forum Shareholder Services, LLC
         Portland, Maine 04112                                          Account # 1891488817

                                                                        Re: Daily Assets Government Obligations Fund -
TELEPHONE US AT:                                                 Universal Shares
         (800) 754-8757                                                     (Your Name)
                                                                            (Your Account Number)

MONARCH FUNDS
--------------------------------------------------------------------------------

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 9). Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                       ORDER MUST BE                                                  PAYMENT MUST BE
                        RECEIVED BY                                                     RECEIVED BY

.............................................................. .................................................................
      2:00 p.m., Eastern Time (11:00 a.m., Pacific Time)             4:00 p.m., Eastern Time (1:00 p.m., Pacific Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Fund may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from the Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund may accept purchases made by credit card check.


         CHECKS  Make checks payable to "Monarch Funds".

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

MONARCH FUNDS
--------------------------------------------------------------------------------

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                  REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign  exactly as their names  appear on the
proprietorship accounts. Joint accounts have two or more          account
owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or secretary's certificate

TRUSTS                                                           o   The trust must be established before an account
                                                                     can be opened
                                                                 o   Provide the first and signature pages from the
                                                                     trust document identifying  the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK

o        Call or write us for an account application             o        Fill out an investment slip from a statement or
o        Complete the application (and other required                 write us a letter

     documents)                                                  o        Write your account number on your check
o        Mail us your application (and other required            o        Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                          BY WIRE
o        Call or write us for an account application             o        Call to notify us of your incoming wire
o        Complete the application (and other required            o        Instruct your financial institution to wire your
     documents)                                                       money to us
o        Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other required
     documents)
o        Instruct your financial institution to wire your
     money to us
BY ACH PAYMENT
o        Call or write us for an account
o        Complete the application (and other required
     documents)
o        Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o        Mail us your original application (and other required
     documents)
o    We will  electronically  debit your  purchase  proceeds  from the financial institution account identified on your account application

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. For additional information, please refer to the SAI.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect the Fund or its operations.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, the Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o Daily Assets Government Obligations Fund - Universal Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

MONARCH FUNDS
--------------------------------------------------------------------------------


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern
Time) or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distributions proceeds to any person, address or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, the Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, the Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Universal Shares of the Fund for Universal Shares of another series of the Trust. Not all funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of the fund and share class you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.


The Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.


Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

DISTRIBUTIONS

The Fund declares  distributions  from its net investment  income daily and pays
these  distributions   monthly.   In  addition,   the  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.


The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The Fund expects that its distributions will primarily consist of net investment income or short-term capital gain, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Universal Shares of the Fund. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Universal Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2003, which is available upon request, without charge.

                                Selected Data for a Single Share                            Ratios/Supplemental Data
                            ------------------------------------------                 --------------------------------
                                                                                  Net               Ratios to
                                                                               Assets at      Average Net Assets(a)
                         Beginning           Distributions Ending               End of  ------------------------------
                         Net Asset    Net      From Net   Net Asset             Period             Net
                         Value Per Investment Investment  Value Per  Total      (000's    Net    Investment  Gross
  Year Ended August 31     Share    Income      Income      Share   Return(e)  Omitted) Expenses  Income  Expenses(b)
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - UNIVERSAL SHARES (C)

           2003           $1.00      $0.01      $(0.01)     $1.00    1.18%     $24,752   0.20%     1.14%        0.48%
           2002            1.00       0.02       (0.02)      1.00    1.97%      25,760   0.20%     1.97%        0.71%
           2001            1.00       0.05       (0.05)      1.00    5.26%      29,100   0.20%     5.24%        0.57%
           2000            1.00       0.06       (0.06)      1.00    5.93%      39,777   0.20%     5.78%        0.65%
           1999            1.00       0.05       (0.05)      1.00    4.92%      28,709   0.20%     4.81%        0.61%

(a)  All ratios for periods less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) The Universal Shares class of Daily Assets Government Obligations Fund is the accounting successor to the Institutional Shares class of the Daily
     Assets Government Fund of Forum Funds, another registered investment company.
(d)  Not annualized.


                             FOR MORE INFORMATION                                                MONARCH
                                                                                                  FUNDS

                          ANNUAL/SEMI-ANNUAL REPORTS                                       UNIVERSAL SHARES
     Additional information about the Fund's investments will be available
           in the Fund's annual/semi-annual reports to shareholders.                    DAILY ASSETS GOVERNMENT
                                                                                            OBLIGATIONS FUND
                  STATEMENT OF ADDITIONAL  INFORMATION  ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference, and thus is part of, this Prospectus.


                              CONTACTING THE FUND
           You can get free copies of the annual/semi-annual reports

                  and the SAI, request other information and
                     discuss your questions about the Fund
                          by contacting the Fund at:

                        Forum Shareholder Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757

                SECURITIES AND EXCHANGE COMMISSION INFORMATION You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
  Exchange Commission ("SEC"). The scheduled hours of operation of the Public
 Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

   Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at www.sec.gov.





                                                                                             Monarch Funds
                   Investment Company Act File No. 811-6742                                  P.O. Box 446
                                                                                         Portland, Maine 04112
                                                                                            (800) 754-8757


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                                            STATEMENT OF ADDITIONAL INFORMATION


                                            December 31, 2003











FUND INFORMATION:

Monarch Funds                               DAILY ASSETS TREASURY FUND
Two Portland Square                         DAILY ASSETS GOVERNMENT FUND
Portland, Maine 04101                       DAILY ASSETS CASH FUND
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectuses dated December 31, 2003 as may be amended from time to time, offering Preferred Shares, Universal Shares, Institutional Shares, Investor Shares, and Institutional Service Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders, is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


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TABLE OF CONTENTS


GLOSSARY                                                      1

INVESTMENT POLICIES AND RISKS                                 2

INVESTMENT LIMITATIONS                                        5

INVESTMENT BY FINANCIAL INSTITUTIONS                          7

PERFORMANCE DATA AND ADVERTISING                              8

MANAGEMENT                                                   10

PORTFOLIO TRANSACTIONS                                       17

PURCHASE AND REDEMPTION INFORMATION                          17

TAXATION                                                     21

OTHER MATTERS                                                23

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS              A-1

APPENDIX B - PERFORMANCE DATA                               B-1

APPENDIX C - MISCELLANEOUS TABLES                           C-1



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GLOSSARY


As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION
----                          ----------
Adviser                       Forum Investment Advisors, LLC.
Board                         The Board of Trustees of the Trust.
Code                          The Internal Revenue Code of 1986, as amended.
Custodian                     Forum  Trust,  LLC    The custodian of each Fund's
                              assets.
Disinterested Trustees        A member of the Trust's Board  of  Trustees who is
                              not a party to an agreement with  the Trust or who
                              is  not  an  interested  person of any such party.
FAcS                          Forum Accounting Services, LLC, fund accountant of
                              each Fund.
FAdS                          Forum Administrative Services, LLC,  administrator
                              of each Fund.
FFS                           Forum  Fund  Services,  LLC,  distributor  of each
                              Fund's shares.
FSS                           Forum Shareholder  Services,  LLC, transfer  agent
                              and distribution disbursing agent of each Fund.
Fund                          Daily  Assets  Treasury  Fund,  Daily  Assets
                              Government Fund and Daily Assets Cash Fund, series
                              of the Trust.
Fitch                         Fitch Ratings.
Government Securities         Securities   issued  or  guaranteed  by  the  U.S.
                              Government, its agencies or instrumentalities (see
                              Prospectuses).
Moody's                       Moody's Investors Service.
NAV                           Net asset value per share (see Prospectuses).
NRSRO                         A  nationally  recognized  statistical  rating
                              organization.
SEC                           The U.S. Securities and Exchange Commission.
S&P                           Standard  & Poor's Corporation, a division of  the
                              McGraw Hill Companies.
Treasury Securities           Securities  issued  or  guaranteed  by  the   U.S.
                              Treasury (see Prospectuses).
Trust                         Monarch Funds.
1933 Act                      The Securities Act of 1933, as amended.
1940 Act                      The Investment Company Act of 1940, as amended.


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INVESTMENT POLICIES AND RISKS
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The following  discussion  supplements the disclosure in the Prospectuses  about each Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Fund may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

Daily Assets Cash Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. Daily Assets Treasury Fund may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.


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ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  Adjustable rate mortgage  securities
("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Fund may purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.      RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast


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interest  rates  and  other  economic  factors   correctly.   Some  asset-backed
securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.      RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.      BORROWING

1.      GENERAL

Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.      RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E.      WHEN-ISSUED SECURITIES

1.      GENERAL

Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery


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basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.      ILLIQUID SECURITIES

1.      GENERAL

Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


4.      CORE AND GATEWAY STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. Each Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.


A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may


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be changed by the Board without shareholder approval. A nonfundamental policy of a Fund, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Board without interestholder approval. In the event that a Fund changes its 80% Policy, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

1. DAILY ASSETS TREASURY FUND, DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS CASH FUND

Each Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Daily Assets Government Fund, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.      NONFUNDAMENTAL LIMITATIONS

1. DAILY ASSETS TREASURY FUND, DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS CASH FUND

Each Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

MONARCH FUNDS
--------------------------------------------------------------------------------

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENT BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------


A.      INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS -
        DAILY ASSETS GOVERNMENT FUND


Daily Assets Government Fund invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Fund's investment portfolio will be modified accordingly, including by disposing of Fund securities or other instruments that no longer qualify under the Guidelines. In addition, the Fund does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Fund includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Fund may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Fund interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Fund may be assigned to the 100% risk-weight category if it is determined that the Fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Fund. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Fund interests will be evaluated by bank examiners.

Before acquiring Daily Assets Government Fund shares (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Daily Assets Government Fund will make available to its investors' information relating to the size and composition of its portfolio.



B.      INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS -
        DAILY ASSETS TREASURY FUND


Daily Assets Treasury Fund limits its investments to those that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union
Administration   (including  12  C.F.R.   Part  703,   Investment   and

MONARCH FUNDS
--------------------------------------------------------------------------------

Deposit Activities), as such statutes and rules and regulations may be amended. The Fund limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Fund may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS");
(2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Fund may also invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.


C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS GOVERNMENT FUND


Daily Assets Government Fund limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.      PERFORMANCE DATA

A Fund class may quote performance in various ways. All performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund class may compare any of its performance information with:

        o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
        o The performance of other mutual funds.
        o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of a Fund class to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund class' performance will fluctuate in response to market conditions and other factors.

B.      PERFORMANCE CALCULATIONS

A Fund class' performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

1.      SEC YIELD

Yield quotations for a Fund class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of a Fund class during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund class is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund class' yield after taxes. Tax equivalent yields are calculated by dividing the Fund

MONARCH FUNDS
--------------------------------------------------------------------------------

class' yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund class' yield is tax-exempt, only that portion is adjusted in the calculation.

2.      TOTAL RETURN CALCULATIONS

A Fund class' total return shows its overall change in value, assuming that all of the Fund class' distributions are reinvested.

3.      AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund class: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P        =        a hypothetical initial payment of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund class' return, shareholders should recognize that they are not the same as actual year-to-year results.

4.      OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund class may quote unaveraged or cumulative total returns that reflect the Fund class' performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return

                  The other definitions are the same as in average annual total return above

C.      OTHER MATTERS

A Fund class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually,

MONARCH FUNDS
--------------------------------------------------------------------------------

quarterly or daily); (4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of a Fund's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or Fund class as of one or more dates; and (9) a comparison of a Fund's or Fund class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.


MANAGEMENT
--------------------------------------------------------------------------------

A.      TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is Two Portland Square, Portland, ME 04101. The Fund Complex includes the Trust and three other investment companies for which Citigroup, Fund Services ("Citigroup") provides services. Each Board member (except for John Y. Keffer), oversees 24 portfolios in the Fund Complex. Mr. Keffer oversees 25 portfolios in the Fund Complex. Mr. Keffer is considered an interested Trustee due to his control of the Advisor. Each Trustee and officer holds office until the person resigns, is removed, or replaced.


INTERESTED TRUSTEE

John Y. Keffer                        Principal Occupations: President, Citigroup since 2003; Member and Director, Forum
Birth Date: July 15, 1942             Financial Group, LLC ("Forum") (a mutual fund services holding company); Director,
Chairman                              various affiliates of Forum including Forum Fund Services, LLC (the Trust's
Began serving: February 2003          underwriter)
                                      Other Directorships: Trustee, Forum Funds; Trustee, Cutler Trust
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Costas Azariadis                      Principal Occupations: Professor of Economics, University of California-Los Angeles;
Birth Date: February 15, 1943         Visiting Professor of Economics, Athens University of Economics and Business 1998
Began serving: February 2003          -1999
                                      Other Directorships: Trustee, Forum Funds

James C. Cheng                        Principal Occupation: President, Technology Marketing Associates (marketing company
Birth Date: July 26, 1942             for small- and medium-sized businesses in New England).
Began serving: February 2003          Other Directorships: Trustee, Forum Funds

J. Michael Parish                     Principal Occupations: Retired, Partner, Wolf, Block, Schorr and Solis-Cohen LLP
Birth Date: November 9, 1943 Began    (law firm) 2002 - 2003; Partner, Thelen Reid & Priest LLP (law firm) from 1995 -2002.
serving: February 2003                Other Directorships: Trustee, Forum Funds
----------------------------------------------------------------------------------------------------------------------------

MONARCH FUNDS
--------------------------------------------------------------------------------


OFFICERS

David I. Goldstein                   Principal Occupations: Director, Citigroup since 2003; Director of Business
Birth Date: August 3, 1961           Development, Forum 2000-2003; Secretary of Forum and its various affiliates including
President                            Forum Fund Services, LLC; Managing Director and General Counsel, Forum from 1991 - 2000;
                                     President/Assistant Secretary of one other investment company within the fund complex

Beth P. Hanson                       Principal Occupation: Senior Manager, Citigroup since 2003; Senior Manager,
Birth Date: July 15, 1966            Relationship Management and various other positions prior thereto, Forum 1995 - 2003; Vice
Vice President and Assistant         President/Assistant Secretary of one other investment company within the fund complex

Stacey E. Hong                       Principal Occupation: Director, Citigroup since 2003; Director, Forum Accounting
Birth Date: May 10, 1966             Services, LLC (mutual fund accountant) 1992 - 2003; Treasurer of three other investment
Treasurer                            companies within the fund complex

Leslie K. Klenk                      Principal Occupation: Senior Manager, Citigroup since 2003; Counsel, Forum 1998 - 2003;
Birth Date:  August 24, 1964         Associate General Counsel, Smith Barney Inc. (brokerage firm) 1993 - 1998; Secretary of
Secretary                            one other investment company within the fund complex

------------------------------------------------------------------------------------------------------------------------------


MONARCH FUNDS
--------------------------------------------------------------------------------

B.      TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES


                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN    DECEMBER 31, 2003 IN ALL FUNDS OVERSEEN BY
                                          THE FUND AS OF DECEMBER 31, 2003       TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
              TRUSTEES
INTERESTED TRUSTEES
John Y. Keffer                                          None                                        None
DISINTERESTED TRUSTEES
Costas Azariadis                                        None                                        None
James C. Cheng                                          None                                        None
J. Michael Parish                                       None                                   Over $100,000


C.      OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2003, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.      INFORMATION CONCERNING TRUST COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. The Audit Committee has met three times since the Trust was created on February 7, 2003. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls.


NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee has not met since the Trust was created on February 7, 2003. The Nominating Committee will not consider nominees for Disinterested Trustees recommended by security holders.

E.      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth estimated fees to be paid to each Trustee by the Trust and the Fund Complex for the fiscal year ending


                                                                                                      TOTAL COMPENSATION FROM
                         COMPENSATION FROM                                                            TRUST AND FUND COMPLEX
      TRUSTEES                 FUNDS                   BENEFITS                  RETIREMENT
John Y. Keffer                   $0                       $0                         $0                         $0
Costas Azariadis               $9,000                     $0                         $0                       $9,000
James C. Cheng                 $9,000                     $0                         $0                       $9,000
J. Michael Parish              $9,000                     $0                         $0                       $9,000

MONARCH FUNDS
--------------------------------------------------------------------------------

F.      INVESTMENT ADVISER

1.      SERVICES

Forum Investment Advisors, LLC serves as the adviser to each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.      FEES

The Adviser's fees are calculated as a percentage of the Fund's average net assets.

Table 1 in Appendix C shows for the past three fiscal years the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund.

3.       OTHER

The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the interestholders of a Fund, and in either case by a majority of the Trust's disinterested trustees.

The Advisory Agreement is terminable with respect to each Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


5.      ADVISORY AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Funds, the Board noted that the members of the Board had also been the members of the Board of Core Trust (Delaware) (the "Core Board"), another registered investment company. As members of the Core Board in November 2002, they had approved an advisory agreement between the Adviser and the master funds in which the Funds' predecessors invested substantially all of its assets. The Board noted that each of the master funds performance ranked in the top quartile of its Lipper Inc. peer group for several if not all of the following periods ended August 31, 2002: 3-month, 6-month, 1-year, 3-year (annualized), and 5-year (annualized).

The Board, including The Trust's disinterested trustees, also considered the nature and quality of services provided to the Funds, including information provided by the Adviser regarding its personnel servicing the Funds as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems in the last year.

In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Funds. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Funds and their shareholders.


H.      DISTRIBUTOR

1.      SERVICES

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though


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Fund shares are sold with sales charges or  distribution  fees.  These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.      FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.      OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

4.      DISTRIBUTION PLAN


In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares (each a "Class") of each Fund. The Plan provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of 0.25% for Investor Shares of the average daily net assets of the Class. Prior to June 9, 2003, FFS received distribution fees at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Investor Shares and Service Shares of each Fund.


The Plan provides that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that they will remain in effect with respect to a Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the outstanding shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the Fund's Investor Shares) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan at any time by a majority of the Disinterested Trustees, or by the shareholders of a Fund's Investor Class.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund for the past three fiscal years.


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I.      OTHER FUND SERVICE PROVIDERS

1.      ADMINISTRATOR

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each class of each Fund at an annual rate of 0.11% of the average daily net assets of each Fund.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund for the past three fiscal years.

2.      TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays FSS an annual fee of $12,000 plus $6,000 for each additional class. FSS also receives a fee based on the average daily net assets of each class as follows: 0.05% for Universal Shares, 0.10% for Institutional Service Shares, and 0.20% for each of Institutional Shares and Investor Shares. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

3.      SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, and
Institutional Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares, and Institutional Service Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor, and Institutional Service Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-


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MONARCH FUNDS
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designated  accounts;  (6) integrate periodic  statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class for the past three fiscal years.

5.      FUND ACCOUNTANT

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for each Fund. FAcS also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 5 in Appendix C shows for the past three fiscal years the dollar amount payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS for the past three fiscal years.

6.      CUSTODIAN


As  custodian,  pursuant  to an  agreement  with the  Trust,  Forum  Trust,  LLC
("Custodian") safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Funds. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.


7.      SUBCUSTODIAN


Comerica Bank is the subcustodian of each Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.


8.      LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.


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9.      INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Funds. The auditor audits the annual financial statements of each Fund. The auditor also reviews the tax returns and certain regulatory filings of each Fund.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for each Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

No Fund paid brokerage commissions during fiscal years ended August 31, 2001, 2002 and 2003.

A.      OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.      SECURITIES OF REGULAR BROKER-DEALERS


Table 6 of Appendix C lists each Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.      GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Funds' or class' availability.


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1.      CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. Each Fund may reject your application under its Anti-Money Laundering Compliance Program. See ANTI-MONEY LAUNDERING PROGRAM below. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the net asset value next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See ANTI-MONEY LAUNDERING PROGRAM below.

In certain instances, each Fund may collect documents to fulfill its legal obligation to verify your identity. Documents provided in connection with your application will be used solely to verify your identity, and the Fund shall have no obligation to observe, monitor or enforce the terms of any such document.

2.      ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal law. Each Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


B.      ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


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C.          IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.      UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.      LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

G.      ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.


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Normally,  redemption  proceeds  are paid  immediately  following  receipt  of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.      SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.      REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund or if the amount to be redeemed is large enough to affect a Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

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MONARCH FUNDS
--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

A.      QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.      MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.


o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


2.      FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

MONARCH FUNDS
--------------------------------------------------------------------------------

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------
A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.


As of the date hereof, the Trust's series consists of Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund. Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund offer shares of beneficial interest in an Investor, Preferred, Institutional Service and Universal Share class of these series. Daily Assets Government Fund and Daily Assets Cash Fund also offer an Institutional Share class. Daily Assets Government Obligations Fund offers only a Universal Share class. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.


The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Funds' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

The Trust and each Fund will continue indefinitely until terminated.

2.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.      CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

MONARCH FUNDS
--------------------------------------------------------------------------------


B.      FUND OWNERSHIP

As of December 8, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund or class are listed in Table 7 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 8, 2003, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


   CONTROLLING PERSON
       INFORMATION                    NAME AND ADDRESS                              SHARES            % OF CLASS       % OF FUND
DAILY ASSETS TREASURY FUND
Universal Shares                      Stratevest & Co.                          125,426,260.490          99.92            49.13
                                      P.O. Box 2499
                                      Brattleboro, VT 5303



C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Under Massachusetts law, shareholders of a Fund may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.      REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.      FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2003, which are included in the Funds' annual report to Shareholders, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: o Leading market positions in well-established industries. o High rates of return on funds employed. o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earnings coverage of fixed financial charges and high internal cash generation. o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.


                                      A-2
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APPENDIX B - PERFORMANCE DATA

As noted above, in April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The information presented below is from each Fund's respective predecessor.

For the period ended August 31, 2003, the annualized yields of each Class of each Fund were as follows:

                                           7 DAY            7 DAY EFFECTIVE           30 DAY            30 DAY EFFECTIVE
                                           YIELD               YIELD                   YIELD                 YIELD
DAILY ASSETS TREASURY FUND
     Universal Shares                      0.79%               0.79%                   0.77%                 0.77%
     Institutional Service Shares          0.54%               0.54%                   0.52%                 0.52%
     Investor Shares                       0.16%               0.16%                   0.15%                 0.15%

DAILY ASSETS GOVERNMENT FUND
     Preferred Shares                      1.04%               1.05%                   1.02%                 1.02%
     Universal Shares                      0.94%               0.95%                   0.92%                 0.92%
     Institutional Service Shares          0.69%               0.70%                   0.67%                 0.67%
     Institutional Shares                  0.57%               0.58%                   0.55%                 0.55%
     Investor Shares                       0.30%               0.30%                   0.28%                 0.28%

DAILY ASSETS CASH FUND
     Preferred Shares                      1.05%               1.05%                   1.05%                 1.05%
     Universal Shares                      0.97%               0.97%                   0.96%                 0.97%
     Institutional Service Shares          0.72%               0.72%                   0.72%                 0.72%
     Institutional Shares                  0.60%               0.60%                   0.59%                 0.60%
     Investor Shares                       0.33%               0.33%                   0.33%                 0.33%

MONARCH FUNDS
--------------------------------------------------------------------------------

For the period ended August 31, 2003, the total returns of each Class of each Fund were as follows:

                                              CALENDAR
                          ONE       THREE      YEAR TO      ONE       THREE      FIVE        TEN            SINCE INCEPTION
                         MONTH     MONTHS       DATE        YEAR      YEARS*     YEARS*     YEARS*     CUMULATIVE     ANNUALIZED
DAILY ASSETS TREASURY FUND
Universal Shares         0.07%      0.21%       0.63%      1.10%      2.70%       N/A        N/A        12.68%          3.30%
Institutional            0.04%      0.15%       0.46%      0.84%      2.43%      3.44%      4.08%       49.77%          4.07%
     Service Shares
Investor Shares          0.01%      0.05%       0.21%      0.45%      2.03%      3.04%       N/A        32.33%          3.63%
DAILY ASSETS GOVERNMENT FUND
Preferred Shares         0.09%      0.28%       0.83%      1.40%       N/A        N/A        N/A         3.91%          1.88%
Universal Shares         0.08%      0.24%       0.75%      1.29%      2.92%      3.93%      4.57%       60.63%          4.47%
Institutional            0.06%       N/A         N/A        N/A        N/A        N/A        N/A         0.16%           N/A
     Service Shares
Institutional            0.05%      0.15%      00.50%      0.91%      2.54%      3.54%      4.20%       51.41%          4.18%
     Shares
Investor Shares          0.02%      0.08%       0.32%      0.64%      2.26%       N/A        N/A        10.88%          2.85%
DAILY ASSETS CASH FUND
Preferred Shares         0.09%      0.28%       0.82%      1.37%       N/A        N/A        N/A         3.84%          1.85%
Universal Shares         0.08%      0.26%       0.76%      1.29%      2.95%      3.99%      4.60%       60.70%          4.51%
Institutional            0.06%       N/A         N/A        N/A        N/A        N/A        N/A         0.18%           N/A
     Service Shares
Institutional            0.05%      0.17%       0.52%      0.92%      2.58%      3.60%      4.24%       52.04%          4.22%
     Shares
Investor Shares          0.03%      0.10%       0.34%      0.64%      2.31%      3.34%       N/A        37.59%          3.96%
* Annualized return.
Inception dates are listed in the Funds' annual report.


MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX C - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Funds under the Investment Advisory Agreement for the period June 9, 2003 to August 31, 2003 were:

                                            DAILY ASSETS                 DAILY ASSETS                   DAILY ASSETS
PERIOD ENDED AUGUST 31,                     TREASURY FUND               GOVERNMENT FUND                   CASH FUND
    2003                                       $23,356                       $48,805                      $48,075

Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (the "Portfolios") of Core Trust (Delaware) ("Core Trust") as shown below:

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

                                                TREASURY CASH           GOVERNMENT CASH                    CASH
PERIOD ENDED AUGUST 31,                           PORTFOLIO                 PORTFOLIO                    PORTFOLIO
    2003                                            $40,096                  $73,695                     $221,143
    2002                                            129,768                  210,257                      494,099
    2001                                            154,049                  290,991                      606,795

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Funds under the Distribution Plan for the past three years were:

INVESTOR SHARES

YEAR ENDED AUGUST 31,                         CONTRACTUAL FEE               FEE WAIVED                 FEE PAID
2003
   Daily Assets Treasury Fund                        $280,893                 $990                       $279,903
   Daily Assets Government Fund                       146,103                   -                         146,103
   Daily Assets Cash Fund                           1,120,169                   -                       1,120,169
2002
   Daily Assets Treasury Fund                         453,590                   -                         453,590
   Daily Assets Government Fund                       180,555                   -                         180,555
   Daily Assets Cash Fund                           1,732,245                   -                       1,732,245
2001
    Daily Assets Treasury Fund                        612,580                   -                         612,580
    Daily Assets Government Fund                      158,411                   -                         158,411
    Daily Assets Cash Fund                          2,324,866                   -                       2,324,866

For the fiscal year ended August 31, 2003, all of the fees paid pursuant to the Distribution Plan were made to banks that make the Funds' Investor Shares available for sale to their clients and for marketing of the Funds' Investor Shares.

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement for the past three years were:

PREFERRED SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                            $  -                $  -                         $  -
   Daily Assets Government Fund                        61,889               61,889                           -
  Daily Assets Cash Fund                                7,195                7,195                           -
2002
   Daily Assets Treasury Fund                               -                   -                            -
   Daily Assets Government Fund                        15,745               15,745                           -
   Daily Assets Cash Fund                              37,898               37,898                           -
2001
    Daily Assets Treasury Fund                              -                   -                            -
    Daily Assets Government Fund                            -                   -                            -
    Daily Assets Cash Fund                                  -                   -                            -

UNIVERSAL SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                          $34,569             $34,569                        $  -
   Daily Assets Government Fund                         83,015              30,667                         52,348
   Daily Assets Cash Fund                               64,494              24,727                         39,767
2002
   Daily Assets Treasury Fund                               56                  56                           -
   Daily Assets Government Fund                         77,719                  -                         77,719
   Daily Assets Cash Fund                               25,540                  -                         25,540
2001
    Daily Assets Treasury Fund                             678                 678                          -
    Daily Assets Government Fund                        93,915                  -                          93,915
    Daily Assets Cash Fund                              26,922                  -                          26,922

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                          $23,480                $ -                         $23,480
   Daily Assets Government Fund                         17,377                  -                          17,377
   Daily Assets Cash Fund                                8,378                  -                           8,378

MONARCH FUNDS
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                             $  -                $ -                         $  -
   Daily Assets Government Fund                         67,234                  -                          67,234
   Daily Assets Cash Fund                              129,713                  -                         129,713
2002
   Daily Assets Treasury Fund                           21,691                  -                          21,691
   Daily Assets Government Fund                        136,034                  -                         136,034
   Daily Assets Cash Fund                              284,274                  -                         284,274
2001
    Daily Assets Treasury Fund                          22,344                  -                          22,344
    Daily Assets Government Fund                       265,605                  -                         265,605
    Daily Assets Cash Fund                             372,321                  -                         372,231

INVESTOR SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                          $79,748                  -                          79,748
   Daily Assets Government Fund                         41,944                  -                          41,944
   Daily Assets Cash Fund                              308,532                  -                        308,532
2002
   Daily Assets Treasury Fund                           97,467                  -                          97,467
   Daily Assets Government Fund                         39,287                  -                          39,287
  Daily Assets Cash Fund                               372,094                  -                         372,094
2001
    Daily Assets Treasury Fund                         122,516                  -                         122,516
    Daily Assets Government Fund                        31,682                  -                          31,682
    Daily Assets Cash Fund                             464,973                  -                         464,973

The fees payable by the Portfolios under the Core Trust Administration Agreement for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE            FEE WAIVED                   FEE PAID
2003
   Treasury Cash Portfolio                             $56,022                 $-                         $56,022
   Government Cash Portfolio                           103,596                  -                         103,596
   Cash Portfolio                                      311,499                  -                         311,499
2002
   Treasury Cash Portfolio                             192,903                  -                         192,903
   Government Cash Portfolio                           313,334                  -                         313,334
   Cash Portfolio                                      733,971                  -                         733,971
2001
    Treasury Cash Portfolio                            234,753                  -                         234,753
    Government Cash Portfolio                          443,479                  -                         443,479
    Cash Portfolio                                     924,827                  -                         924,827

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Funds under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                          $63,741             $63,741                         $ -
   Daily Assets Government Fund                         31,595              20,908                         10,687
   Daily Assets Cash Fund                               15,232               9,590                          5,642

INSTITUTIONAL SHARES
YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                              $ -                $ -                          $ -
   Daily Assets Government Fund                        190,158              54,396                        135,762
   Daily Assets Cash Fund                              394,415              73,722                        320,693
2002
   Daily Assets Treasury Fund                           82,485              69,505                        12,980
   Daily Assets Government Fund                        525,766              50,513                       475,253
   Daily Assets Cash Fund                            1,073,516              51,885                     1,021,631
2001
  Daily Assets Treasury Fund                            89,375                  -                          89,375
  Daily Assets Government Fund                       1,062,421                  -                       1,062,421
  Daily Assets Cash Fund                             1,489,283                  -                       1,489,283

INVESTOR SHARES

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
   Daily Assets Treasury Fund                         $224,717             $70,252                       $154,465
   Daily Assets Government Fund                        116,884              29,317                         87,567
   Daily Assets Cash Fund                              896,145              79,409                        816,736
2002
   Daily Assets Treasury Fund                          362,872              36,326                        326,546
   Daily Assets Government Fund                        144,444               5,347                        139,097
   Daily Assets Cash Fund                            1,385,796                  -                       1,385,796
2001
  Daily Assets Treasury Fund                           490,064               8,552                        481,512
  Daily Assets Government Fund                         126,729                  -                         126,729
  Daily Assets Cash Fund                             1,859,893                  -                       1,859,893

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Funds under the Accounting Agreement for the past three years were:


YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
    Daily Assets Treasury Fund                         $21,778                $ -                         $21,778
    Daily Assets Government Fund                        28,241                  -                          28,241
    Daily Assets Cash Fund                              26,174                  -                          26,174
2002
    Daily Assets Treasury Fund                           3,000                  -                           3,000
    Daily Assets Government Fund                         3,000                  -                           3,000
    Daily Assets Cash Fund                               3,000                  -                           3,000
2001
    Daily Assets Treasury Fund                             -                    -                            -
    Daily Assets Government Fund                           -                    -                            -
    Daily Assets Cash Fund                                 -                    -                            -

The fees payable by the Portfolios under the Core Trust Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE             FEE WAIVED                  FEE PAID
2003
    Treasury Cash Portfolio                            $24,498                $ -                         $24,498
    Government Cash Portfolio                           32,739                  -                          32,739
    Cash Portfolio                                      41,415                  -                          41,415
2002
    Treasury Cash Portfolio                             57,500                  -                          57,500
    Government Cash Portfolio                           57,500                  -                          57,500
    Cash Portfolio                                      57,500                  -                          57,500
2001
    Treasury Cash Portfolio                             49,500                  -                          49,500
    Government Cash Portfolio                           49,500                  -                          49,500
    Cash Portfolio                                      49,500                  -                          49,500


TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The following table lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

DAILY ASSETS TREASURY FUND                                 VALUE (000'S OMITTED)
Banc of America Securities                                        $35,800
Bear Stearns & Co., Inc.                                           31,600

DAILY ASSETS GOVERNMENT FUND                               VALUE (000'S OMITTED)
Banc of America Securities                                         40,000
Bear Stearns & Co., Inc.                                           24,950

DAILY ASSETS CASH FUND                                     VALUE (000'S OMITTED)
Bear Stearns & Co., Inc.                                           71,950
Merrill Lynch Pierce Fenner Smith, Inc.                            25,000
Goldman Sachs & Co.                                                24,938
Banc of America Securities                                         16,800

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 7 - 5% SHAREHOLDERS

As of December 8, 2003, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of Shares of the Funds.

   CONTROLLING PERSON
       INFORMATION                    NAME AND ADDRESS                              SHARES           % OF CLASS        % OF FUND
DAILY ASSETS TREASURY FUND
Universal Shares                      Stratevest & Co.                          125,426,260.490          99.92            49.13
                                      P.O. Box 2499
                                      Brattleboro, VT 5303
------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Institutional Service Shares          Repub & Co.                                 7,271,238.230          25.95             2.85
                                      c/o Imperial Trust
                                      201 N. Figueroa St. Suite 61
                                      Los Angeles, CA 90012

                                      Blue Ridge Networks Inc.                    4,949,933.780          17.66             1.94
                                      1420 Parke Long Ct #201
                                      Chantilly, VA 20151

                                      David A. Gill                               3,168,252.960          11.31             1.24
                                      Physicians Interindemnity Trust
                                      LA Superior Court Case 145996
                                      2029 Century Park East, 3rd Fl
                                      Los Angeles, CA 90067

                                      Auer & Co.                                  2,797,566.710           9.98             1.10
                                      c/o Deutsche Bank Trust
                                            Company Americas
                                      A-C 94588
                                      648 Grassmere Park Rd.
                                      Nashville, TN 37211

                                      Adams Plumbing & Heating, Inc.              2,249,281.970           8.03             0.88
                                      P.O. Box 126
                                      Adams, MA 01220

                                      Auer & Co.                                  1,560,103.970           5.57             0.61
                                      c/o Deutsche Bank Trust
                                            Company Americas
                                      A-C 94585
                                      648 Grassmere Park Rd.
                                      Nashville, TN 37211

                                      Sullivan Kelly & Associates, Inc.           1,544,573.570           5.51             0.61
                                      In Trust for various entities under
                                      California Insurance
                                      135 N. Los Robles Ave. #275
                                      Pasadena, CA 91101

                                      Canyon Ranch Mgmt LLC                       1,457,432.820           5.20             0.57
                                      c/o Midland Loan Services, Inc.
                                      210 W. 10th St.
                                      Kansas City, MO 64105


                                      C-6



MONARCH FUNDS
--------------------------------------------------------------------------------

Investor Shares                       Cambridge Communications , Inc.            22,420,194.260          22.04             8.78
                                      DBA Media Map
                                      311 Arsenal Street
                                      Watertown, MA 02472

                                      Learning Tree International, Inc.          10,817,436.330          10.63             4.24
                                      West Centruy Blvd.
                                      Suite 200
                                      Los Angeles, CA 90045

                                      Yahoo! Inc.                                  6,319,266.30           6.21             2.48
                                      3400 Central Expressway
                                      Suite 201
                                      Santa Clara, CA 95051

                                      Teamsters and Food Employers Stf            6,199,591.130           6.09             2.43
                                      c/o Southwest Administrators
                                      1102 Camino Del Cerritos
                                      San Dimas, CA 91773


                                      C-7


MONARCH FUNDS
--------------------------------------------------------------------------------

DAILY ASSETS CASH FUND
Prefered Shares                       Calhoun & Co.                               8,280,332.460         100.00             1.51
                                      c/o Comerica Bank
                                      411 Lafayette St.
                                      Mail Code 3455
                                      Detroit, MI 48226

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Universal Shares                      Stratevest & Co.                           20,136,519.640          25.21             3.68
                                      P.O. Box 2499
                                      Brattleboro, VT 5303

                                      Comerica Securities, Inc.                  14,162,148.960          17.73             2.59
                                      9920 South LA Cienega Blvd
                                      14th Floor
                                      Inglewood, CA 90301

                                      Kingston Technology                        12,553,904.200          15.72             2.29
                                            Company, Inc.
                                      17600 Newhope St.
                                      Fountain Valley, CA 92708

                                      Maine Mutual Fire Insurance                 9,276,385.910          11.61             1.70
                                      44 Maysville Road
                                      P.O. Box 729
                                      Presque Isle, ME 04769

                                      Spectrum Medical Group PA                   6,434,168.170           8.06             1.18
                                      300 Profesional Drive
                                      Scarborough, ME 04074-8433

                                      H.M. Payson & Co.                           5,472,222.380           6.85             1.00
                                      Custody Account
                                      FBO Customer Funds Under Mngt
                                      P.O. Box 31
                                      Portland, ME 04112

                                      Trust Co. of America - APB                  4,003,214.600           5.01             0.73
                                      P.O. Box 3857
                                      Englewood, CO 80155-3857
------------------------------------ ------------------------------------- -------------------- -------------- ----------------

Institutional Service Shares          PMTI                                        5,809,719.070          16.23             1.06
                                      82 Cambridge St.
                                      Burlington , MA 01803

                                      A.W. Hastings & Co. LLC                     2,833,471.530           7.92             0.52
                                      2 Pearson Way
                                      Enfield, CT 06082

                                      Auer & Co.                                  2,573,354.840           7.19             0.47
                                      c/o Deutsche Bank Trust
                                            Company Americas
                                      93413 FBO Sound Shore Fund
                                      648 Grassmere Park Rd.
                                      Nashville, TN 37211


                                      C-8


MONARCH FUNDS
--------------------------------------------------------------------------------

                                      Engineering Services & Products             2,306,514.930           6.44             0.42
                                      1395 John Fitch Blvd.
                                      S. Windsor, CT 06074

                                      Eastern General Contractors, Inc.           2,177,673.130           6.08             0.40
                                      52-60 Berkshire Ave.
                                      Springfield, MA 01109

                                      Stratevest & Co.                            2,044,676.820           5.71             0.37
                                      P.O. Box 2499
                                      Brattleboro, VT 5303

                                      Tighe & Bond, Inc.                          1,863,496.600           5.21             0.34
                                      53 Southampton Rd.
                                      Westfield, MA 01085
------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Institutional Shares                  Repub & Co.                                24,726,297.040          28.38             4.52
                                      c/o Imperial Trust
                                      201 N. Figueroa St. Suite 61
                                      Los Angeles, CA 90012

                                      Edison Receivables Co., LLC               13,958,683..850          16.02             2.55
                                      529 Fifth Ave.
                                      11th Floor
                                      New York, NY 10017

                                      WEBCT Securities Corp.                      6,779,445.070           7.78             1.24
                                      6 Kimball Lane #310
                                      Lynnfield, MA 01940

                                      Pacific Maritime Association                5,507,798.400           6.32             1.01
                                      550 California Street 2nd Floor
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Investor Shares                       LG Infocomm USA, Inc.                      73,071,537.880          21.75            13.36
                                      10225 Willow Creek Road
                                      San Diego, CA 92131

                                      Union Bank of California Omnibus           20,444,721.840           6.09             3.74
                                      Sweep
                                      P.O. Box 85636
                                      San Diego, CA 92186
DAILY ASSETS GOVERNMENT FUND
Preferred Shares                      Coldwell Banker Residential               205,000,000.000          32.81            20.18
                                      Brokerage
                                      Comerica Bank-California
                                      FBO 95-3140237
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

                                      Alliance Title Co., Inc.                   97,500,000.000          15.61             9.60
                                      Comerica Bank-California
                                      FBO 68-0156055
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301


                                      C-9


MONARCH FUNDS
--------------------------------------------------------------------------------

                                      Financial Title Co.
                                      Comerica Bank-California
                                      FBO 77-0159506                             97,500,000.000          15.61             9.60
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

                                      County Title Holding Corp.                 90,000,000.000          14.40             8.86
                                      Comerica Bank-California
                                      FBO 95-401696
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

                                      Glen Oaks Escrow, Inc.                     45,000,000.000           7.20             4.43
                                      Comerica Bank-California
                                      FBO 95-4199739
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

                                      Capital Title Group, Inc.                  40,000,000.000           6.40             3.94
                                      Comerica Bank-California
                                      FBO 87-0399785
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

                                      Old Republic Title Co.                     35,000,000.000           5.60             3.45
                                      Comerica Bank-California
                                      FBO 94-1692173
                                      9920 La Cienega Blvd. 11th Floor
                                      Inglewood, CA 90301

Universal Shares                      Stratevest & Co.                           68,507,977.590          49.51             6.74
                                      P.O. Box 2499
                                      Brattleboro, VT 05303

                                      Los Angeles Lakers                         22,558,635.970          16.30             2.22
                                      P.O. Box 10
                                      Inglewood, CA 90306

                                      Gemisys Corp.                              20,500,000.000          14.81             2.02
                                      P.O. Box 3857
                                      Englewood, CO 80155-3857

                                      PLM International, Inc.                     8,081,030.410           5.84             0.80
                                      235 3rd Street South
                                      Suite 200
                                      St. Petersburg, FL 33701
------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Institutional Shares                  Repub & Co.                                 35,07,431.250          43.05             3.45
                                      c/o Imperial Trust
                                      201 N. Figueroa St. Suite 61
                                      Los Angeles, CA 90012

                                      Digital Theater Systems                    13,936,860.550          17.17             1.37
                                      5171 Clareton Drive
                                      Agoura Hills, CA 91301


                                      C-10


MONARCH FUNDS
--------------------------------------------------------------------------------

                                      Lockton Companies, Inc.
                                      444 West 47th Street Suite 900
                                      Kansas City, MO 64112-1906                  6,396,197.960           7.86             0.63

                                      Novera Optics, Inc.                         5,149,562.220           6.33             0.51
                                      401 Charcot Ave.
                                      San Jose, CA 95131

                                      Sentillion, Inc.                            4,270,532.160           5.25             0.42
                                      300 Brickstone Square
                                      Andover, MA 01810

------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Institutional Service Shares          Stratavest & Co.                           30,957,440.090          34.40             3.05
                                      P.O. Box 2499
                                      Brattleboro, VT 05303

                                      Auer & Co.                                 30,504,557.280          33.90             3.00
                                      c/o Deutsche Bank Trust
                                            Company Americas
                                      93413 FBO Sound Shore Fund
                                      648 Grassmere Park Rd.
                                      Nashville, TN 37211

                                      Mardens, Inc.                               7,130,808.150           7.92             0.70
                                      184 College Ave.
                                      Waterville, ME 04901
------------------------------------- ------------------------------------- -------------------- -------------- ----------------

Investor Shares                       Ventana Health ystems                      21,286,382.510          26.13             2.10
                                      7600 North 16th Street, Suite 150
                                      Phoenix, AZ 85020

                                      Overland Storage, Inc.                      9,405,382.010          11.54             0.93
                                      4820 Overland Ave.
                                      San Diego, CA 92123

                                      Inphonic, Inc.                              9,030,308.680          11.08             0.89
                                      1010 Wiscnsin Ave., NW
                                      Suite 250
                                      Washington, D.C. 20007



                                      C-11
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                                        STATEMENT OF ADDITIONAL INFORMATION


                                        December 31, 2003











FUND INFORMATION:

Monarch Funds                           DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757



This Statement of Additional Information or "SAI" supplements the Prospectus dated December 31, 2003 as may be amended from time to time, offering Universal Shares of the Daily Assets Government Obligations Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Fund included in the Prospectus, is incorporated into this SAI by reference.


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TABLE OF CONTENTS


GLOSSARY                                                1
INVESTMENT POLICIES AND RISKS                           2
INVESTMENT LIMITATIONS                                  6
PERFORMANCE DATA AND ADVERTISING                        7
MANAGEMENT                                              9
PORTFOLIO TRANSACTIONS                                 15
PURCHASE AND REDEMPTION INFORMATION                    15
TAXATION                                               18
OTHER MATTERS                                          20
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS        A-1
APPENDIX B - PERFORMANCE DATA                         B-1
APPENDIX C - MISCELLANEOUS TABLES                     C-1



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GLOSSARY


As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION
----                          ----------

Adviser                       Forum Investment Advisors, LLC.
Board                         The Board of Trustees of the Trust.
Code                          The Internal Revenue Code of 1986, as amended.
Custodian                     Forum Trust, LLC  The custodian of the Fund's
                              assets.
Disinterested Trustees        A member of the Trust's  Board of Trustees who is
                              not a party to an agreement with the Trust or who
                              is not an interested person of any such party.
FAcS                          Forum Accounting Services, LLC, fund accountant of
                              the Fund.
FAdS                          Forum Administrative Services, LLC, administrator
                              of the Fund.
FFS                           Forum Fund Services, LLC, distributor of the
                              Fund's shares.
FSS                           Forum Shareholder  Services,  LLC, transfer agent
                              and distribution  disbursing agent of the Fund.
Fund                          Daily Assets Government Obligations Fund, a series
                              of the Trust.
Fitch                         Fitch Ratings.
Government Securities         Securities issued or guaranteed by the U.S.
                              Government, its agencies or instrumentalities
                              (see Prospectuses).
Moody's                       Moody's Investors Service.
NAV                           Net asset value per share (see Prospectuses).
NRSRO                         A nationally recognized statistical rating
                              organization.
SEC                           The U.S. Securities and Exchange Commission.
S&P                           Standard & Poor's Corporation, a division of the
                              McGraw Hill Companies.
Treasury Securities           Securities issued or guaranteed by the U.S.
                              Treasury.
Trust                         Monarch Funds.
1933 Act                      The Securities Act of 1933, as amended.
1940 Act                      The Investment Company Act of 1940, as amended.


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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund will invest 80% of the value of its net assets and borrowings for investment purposes in Government Securities that are generally exempt from state and local income taxes.

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, the Fund may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the

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MONARCH FUNDS
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interest rate resets to market rates. Thus, the Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.      RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

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ASSET-BACKED   SECURITIES   The  value  of   asset-backed   securities   may  be
significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and the Fund's yield. To the extent that the Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.      RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.      BORROWING

1.      GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if the Fund's borrowing exceeds 5% or more of its total assets.

2.      RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if the Fund maintains a segregated account.

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E.       WHEN-ISSUED SECURITIES

1.       GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.      RISKS

At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.      ILLIQUID SECURITIES

1.      GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


4.      CORE AND GATEWAY STRUCTURE

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

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INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. A nonfundamental policy of the Fund, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Board without shareholder approval. In the event that the Fund changes its 80% Policy, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

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--------------------------------------------------------------------------------

B.      NONFUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A. PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

        o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
        o The performance of other mutual funds.
        o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund class to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's class' performance will fluctuate in response to market conditions and other factors.

B.      PERFORMANCE CALCULATIONS

The Fund class' performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for the Fund.

1.      SEC YIELD

Yield quotations for the Fund class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of the Fund class during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares,

MONARCH FUNDS
--------------------------------------------------------------------------------

but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund class is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund class' yield after taxes. Tax equivalent yields are calculated by dividing the Fund class' yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of the Fund class' yield is tax-exempt, only that portion is adjusted in the calculation.

2.      TOTAL RETURN CALCULATIONS

The Fund class' total return shows its overall change in value, assuming that all of the Fund class' distributions are reinvested.

3.      AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the Fund class: (1)
determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund class' return, shareholders should recognize that they are not the same as actual year-to-year results.

4.      OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

The Fund class may quote unaveraged or cumulative total returns that reflect the Fund class' performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.      OTHER MATTERS

The Fund class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals,

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MONARCH FUNDS
--------------------------------------------------------------------------------

such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily);
(4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of the Fund's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in the Fund class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of the Fund class as of one or more dates; and (9) a comparison of the Fund class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, the Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------


A.      TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The address of each person listed is Two Portland Square, Portland, ME 04101. The Fund Complex includes the Trust and three other investment companies for which Citigroup, Fund Services ("Citigroup") provides services. Each Board member (except for John Y. Keffer), oversees 24 portfolios in the Fund Complex. Mr. Keffer oversees 25 portfolios in the Fund Complex. Mr. Keffer is considered an interested Trustee due to his control of the Advisor. Each Trustee and officer holds office until the person resigns, is removed, or replaced.

INTERESTED TRUSTEE

John Y. Keffer                        Principal Occupations: President, Citigroup since 2003; Member and Director, Forum
Birth Date: July 15, 1942             Financial Group, LLC ("Forum") (a mutual fund services holding company); Director,
Chairman                              various affiliates of Forum including Forum Fund Services, LLC (the Trust's
Began serving: February 2003          underwriter)
                                      Other Directorships: Trustee, Forum Funds; Trustee, Cutler Trust
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Costas Azariadis                      Principal Occupations: Professor of Economics, University of California-Los Angeles;
Birth Date: February 15, 1943         Visiting Professor of Economics, Athens University of Economics and Business 1998
Began serving: February 2003          -1999
                                      Other Directorships: Trustee, Forum Funds

James C. Cheng                        Principal Occupation: President, Technology Marketing Associates (marketing company
Birth Date: July 26, 1942             for small- and medium-sized businesses in New England).
Began serving: February 2003          Other Directorships: Trustee, Forum Funds

J. Michael Parish                     Principal Occupations: Retired Partner, Wolf, Block, Schorr and Solis-Cohen LLP (law
Birth Date: November 9, 1943 Began    firm) 2002 - 2003; Partner, Thelen Reid & Priest LLP (law firm) from 1995 - 2002.
serving: February 2003                Other Directorships: Trustee, Forum Funds
----------------------------------------------------------------------------------------------------------------------------

MONARCH FUNDS
--------------------------------------------------------------------------------

OFFICERS

David I. Goldstein                   Principal Occupations: Director, Citigroup since 2003; Director of Business
Birth Date: August 3, 1961           Development, Forum 2000 - 2003; Secretary of Forum and its various affiliates
President                            including Forum Fund Services, LLC; Managing Director and General Counsel, Forum from 1991 -
                                     2000; President/Assistant Secretary of one other investment company within the fund complex

Beth P. Hanson                       Principal Occupation: Senior Manager, Citigroup since 2003; Senior Manager,
Birth Date: July 15, 1966            Relationship Management and various other positions prior thereto, Forum 1995 - 2003; Vice
Vice President and Assistant         President/Assistant Secretary of one other investment company within the fund
Secretary                            complex

Stacey E. Hong                       Principal Occupation: Director, Citigroup since 2003; Director, Forum Accounting
Birth Date: May 10, 1966             Services, LLC (mutual fund accountant) 1992 - 2003; Treasurer of three other
Treasurer                            investment companies within the fund complex

Leslie K. Klenk                      Principal Occupation: Senior Manager, Citigroup since 2003; Counsel, Forum 1998 -
Birth Date:  August 24, 1964         2003; Associate General Counsel, Smith Barney Inc. (brokerage firm) 1993 - 1998;
Secretary                            Secretary of one other investment company within the fund complex
----------------------------------------------------------------------------------------------------------------------------

                                                                                  AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                DOLLAR RANGE OF BENEFICIAL       AS OF DECEMBER 31, 2003 IN ALL FUNDS
                                               OWNERSHIP IN THE FUND AS OF          OVERSEEN BY TRUSTEE IN FAMILY OF
              TRUSTEES                               DECEMBER 31, 2003                    INVESTMENT COMPANIES
INTERESTED TRUSTEES
John Y. Keffer                                          None                                        None
DISINTERESTED TRUSTEES
Costas Azariadis                                        None                                        None
James C. Cheng                                          None                                        None
J. Michael Parish                                       None                                    Over $100,000


MONARCH FUNDS
--------------------------------------------------------------------------------

C.      OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED PARTIES

As of December 31, 2003, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.      INFORMATION CONCERNING TRUST COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. The Audit Committee has met three times since the Trust was created on February 7, 2003. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls.


NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee has not met since the Trust was created on February 7, 2003. The Nominating Committee will not consider nominees for Disinterested Trustees recommended by security holders.

E.      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table estimates the fees to be paid to each Trustee by the Trust and the Fund Complex, which includes all series of the Trust, for a fiscal year under the current compensation agreement.

                                                                                                       TOTAL COMPENSATION
                              COMPENSATION                                                             FROM TRUST AND FUND
         TRUSTEES              FROM FUNDS               BENEFITS                RETIREMENT                   COMPLEX
--------------------------------------------------------------------------------------------------------------------------

John Y. Keffer                   $0                       $0                         $0                         $0
Costas Azariadis               $9,000                     $0                         $0                       $9,000
James C. Cheng                 $9,000                     $0                         $0                       $9,000
J. Michael Parish              $9,000                     $0                         $0                       $9,000


F.      INVESTMENT ADVISER

1.      SERVICES

Forum Investment Advisors, LLC serves as the adviser to the Fund pursuant to an investment advisory agreement with The Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Fund's average net assets.

MONARCH FUNDS
--------------------------------------------------------------------------------

Table 1 in Appendix C shows the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.      OTHER

The Advisory Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the interestholders of the Fund, and in either case by a majority of The Trust's disinterested trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to The Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

5.      ADVISORY AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Fund, the Board noted that the members of the Board were also the members of the Board of Core Trust (Delaware) (the "Core Board"), another registered investment company. As members of the Core Board in November 2002, they had approved an advisory agreement between the Adviser and the master fund in which the Fund's predecessor, the Daily Assets Government Fund, invested substantially all of its assets. The Board noted that the master fund had outperformed its benchmark in all reported periods and ranked in the top quartile for the 3-month, 6-month, 3-year and 5-year periods. The Board also noted that the Adviser's contractual and actual advisory fee with respect to the master fund for the fiscal year ended August 31, 2002 was lower than the mean and median advisory fee for the master fund's Lipper Inc. peer group.

The Board, including The Trust's disinterested trustees, also considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems in the last year.

In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders.

H.      DISTRIBUTOR

1.      SERVICES

FFS serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of the Fund's shares. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.      FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

MONARCH FUNDS
--------------------------------------------------------------------------------

3.      OTHER

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

I.      OTHER FUND SERVICE PROVIDERS

1.      ADMINISTRATOR

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 2 in Appendix C shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2.      TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays FSS an annual fee of $12,000 plus $6,000 for each additional class. FSS also receives 0.05% of the average daily net assets of the Fund. Certain shareholder account fees are also charged. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

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--------------------------------------------------------------------------------

3.       FUND ACCOUNTANT

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for the Fund. FAcS also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.


Table 4 in Appendix C shows the dollar amount payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS (or shorter period depending on the Fund's commencement of operations).


4.      CUSTODIAN

As custodian, pursuant to an agreement with The Trust, Forum Trust, LLC ("Custodian") safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.      SUBCUSTODIAN

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

6.      LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

7.      INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Fund. The auditor audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.


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PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which the Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund did not pay brokerage commissions during fiscal years ended August 31, 2001, 2002 and 2003.

A.      OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.      SECURITIES OF REGULAR BROKER-DEALERS

Table 5 of Appendix C lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.      GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.


1.          CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.


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What this means for you:  When you open an  account,  the Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under its Anti-Money Laundering Compliance Program. See ANTI-MONEY LAUNDERING PROGRAM below. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the net asset value next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See ANTI-MONEY LAUNDERING PROGRAM below.

In certain instances, the Fund may collect documents to fulfill its legal obligation to verify your identity. Documents provided in connection with your application will be used solely to verify your identity, and the Fund shall have no obligation to observe, monitor or enforce the terms of any such document.

2.      ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


B.      ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of the Fund on a continuous basis.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.      IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan


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--------------------------------------------------------------------------------

and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.      UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.      LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.


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--------------------------------------------------------------------------------

G.      ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.      SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

I.      REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Funds' fiscal year end).

A.      QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


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1.      MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must satisfy the following requirements:

        o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

        o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

        o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.      FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.


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For  purposes of  calculating  the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.


In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in the Fund.

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------
A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund, and the Fund. The Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund offers shares of beneficial interest in an Investor, Preferred, Institutional Service and Universal Share class. The Daily Assets

MONARCH FUNDS
--------------------------------------------------------------------------------

Government Fund and Daily Assets Cash Fund also offers shares of beneficial interest in an Institutional Share class. The Fund offers shares of beneficial interest in a Universal Share class. Each class of a series may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Fund's investment adviser and the Fund's distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

The Trust and the Fund will continue indefinitely until terminated.

2.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.      CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.      FUND OWNERSHIP


As of December 8, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known to own beneficially 5% or more of the Fund are listed below.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 8, 2003, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

MONARCH FUNDS
--------------------------------------------------------------------------------

           NAME AND ADDRESS                                 SHARES                                    % OF FUND
H.M. Payson & Co.*                                       23,265,792.02                                  97.74
PO Box 31
Portland, ME 04112


*H.M. Payson & Co. is a Maine corporation.

C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Under   Massachusetts   law,   shareholders  of  the  Fund  may,  under  certain
circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.      REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.      FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended August 31, 2003, which is included in the Fund's annual report to Shareholders, is incorporated herein by reference. The financial statements include the schedules of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA            Bonds  that are rated Aaa are  judged to be of the best  quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA            An obligation  rated AAA has the highest rating  assigned by S&P.
               The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

MONARCH FUNDS
--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o Leading market positions in well-established  industries.
               o High  rates  of  return  on  funds   employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME      Issuers  rated  Not  Prime do not fall  within  any of the  Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX B - PERFORMANCE DATA


For the period ended August 31, 2003, the annualized yields were as follows:

                                         7 DAY               7 DAY EFFECTIVE          30 DAY           30 DAY EFFECTIVE
                                         YIELD                    YIELD               YIELD                 YIELD
Universal Shares                         0.88%                    0.88%               0.86%                 0.87%

For the period ended August 31, 2003, the total returns were as follows:

                                              CALENDAR
                        ONE        THREE       YEAR TO       ONE       THREE      FIVE        TEN            SINCE INCEPTION
                       MONTH      MONTHS        DATE        YEAR      YEARS*     YEARS*     YEARS*      CUMULATIVE     ANNUALIZED
Universal Shares       0.07%       0.23%        0.69%       1.18%      2.79%      3.83%       N/A         21.78%          3.89%

* Annualized return.
Inception date is listed in the Funds' annual report.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES


The fees payable by the Fund under the Investment Advisory Agreement for the period July 22, 2003 to August 31, 2003 were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                        $2,976                        $2,976                           $0

Prior to July 22, 2003, the Fund operated under a master-feeder fund structure whereby it sought to achieve its investment objectives by investing all of its investable assets in Government Cash Portfolio ( the "Portfolio"), a separate portfolio of Core Trust (Delaware) ("Core Trust") as shown below:

The fees payable by the Portfolio under the Investment Advisory Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $10,921                       $10,921                            0
    2002                                        14,547                        14,547                            0
    2001                                        19,412                        19,412                            0

TABLE 2 -DISTRIBUTION FEES

The fees payable by the Fund under the Distribution Plan for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                          $454                          $454                            0
    2002                                           847                           847                            0
    2001                                           648                           648                            0

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $15,554                       $14,852                         $702
    2002                                        14,535                        14,535                            0
    2001                                        19,369                        19,369                            0

The fees payable by the Portfolio under the Core Trust Administration Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $10,921                       $10,921                            0
    2002                                        14,547                        14,548                            0
    2001                                        19,412                        19,412                       19,412

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 4 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $36,448                       $32,912                       $3,536
    2002                                        37,900                        37,900                            0
    2001                                        37,900                        37,900                            0

The fees payable by the Portfolio under the Core Trust Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $47,586                       $22,428                      $25,158
    2002                                        57,500                        31,955                       25,545
    2001                                        49,500                         9,566                       39,934

TABLE 5 - SECURITIES OF REGULAR BROKER-DEALERS

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                   VALUE

 N/A

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated February 7, 2003 (Exhibit incorporated by reference as filed as Exhibit (a) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(b) By-Laws of Registrant dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (b) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(c)       Sections   2.10  and  10.3  and  Article  VII  of  the  Agreement  and
          Declaration of Trust filed as Exhibit 23(a).

(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated June 14, 2003 (Exhibit incorporated by reference as filed as Exhibit (d) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of April 23, 2003 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(f)       None.

(g) Custodial Services Agreement between Registrant and Forum Trust, LLC dated June 6, 2003 (Exhibit incorporated by reference as filed as Exhibit (g) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of November 24, 2003 (Exhibit filed herewith).

   (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of November 24, 2003 (Exhibit filed herewith).

   (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

   (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of November 24, 2003 (Exhibit filed herewith).

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).

(k)       None.

(l)       None.

(m)       None.

(n)       Multiclass   (Rule  18f-3)  Plan  dated  February  11,  2003  (Exhibit
          incorporated by reference as filed as Exhibit (n) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(p) Not required because the securities being registered are money market funds.

Other Exhibits:

(1) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          AGREEMENT AND DECLARATION OF TRUST

          The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as Exhibit 23(a) and which is incorporated herein by reference.

          DISTRIBUTION AGREEMENT

          The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

               (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

               (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

          This description is qualified in its entirety by the contents of the Distribution Agreement included in this Registration Statement as
          Exhibit 23(e) and which is incorporated herein by reference.

          INVESTMENT  ADVISORY  AGREEMENT

          The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

          This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 23(d) and which is incorporated herein by reference.

          OTHER AGREEMENTS OF THE REGISTRANT

          The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

          The  Registrant's   Transfer  Agency  Agreement  and  Fund  Accounting
          Agreement contain similar indemnification language.

          This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as
          Exhibit 23(h)(1), Exhibit 23(h)(2), and Exhibit 23(h)(4), respectively, and which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Forum Investment Advisors, LLC under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The  following  are the  members  of Forum  Investment  Advisors,  LLC
          ("FIA"),  including  their  business  connections,   which  are  of  a
          substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and President of Citigroup, Fund Services ("Citigroup"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Citigroup provide services.

          The following chart reflects the officers of FIA, including their business connections that are of a substantial nature. The address of FIA and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Citigroup provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
                                              ................................... ...................................
                                              Officer                             Other Citigroup affiliated
                                                                                  companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Officer                             Other Citigroup affiliated
                                                                                  companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Officer                             Other Citigroup affiliated
                                                                                  companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Citigroup affiliated
                                                                                  companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Citigroup affiliated
                                                                                  companies

ITEM 27.  PRINCIPAL UNDERWRITERS
(a)       Forum  Fund  Services,   LLC,   Registrant's   underwriter  serves  as
          underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust                ICM Series Trust
          The Cutler Trust                                Monarch Funds
          Forum Funds                                     Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.


                         Name                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
          John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
          Stacey E. Hong                        Treasurer                          Treasurer

(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on December 31, 2003.

                                            MONARCH FUNDS


                                            By:    /S/ DAVID I. GOLSTEIN
                                            ------------------------------------
                                                   David I. Goldstein, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 31, 2003.

(a)       Principal Executive Officer

          /S/ DAVID I. GOLDSTEIN
          ------------------------------------
          David I. Goldstein, Chairman and President

(b)       Principal Financial Officer

          /S/ STACEY E. HONG
          ------------------------------------
          Stacey E. Hong, Treasurer

(c)       A majority of the Trustees

          /S/ JOHN Y. KEFFER
          ------------------------------------
          John Y. Keffer, Trustee

          Costas Azariadis, Trustee
          J. Michael Parish, Trustee
          James C. Cheng, Trustee


          By:/S/ DAVID I. GOLDSTEIN
          -----------------------------------------
          David I. Goldstein, Attorney in fact*

          *  Pursuant to powers of attorney as previously filed.

                               INDEX TO EXHIBITS

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of November 24, 2003

(h) (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of November 24, 2003

(h) (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of November 24, 2003

(i)       Opinion and Consent of Kirkpatrick & Lockhart LLP

(j)       Consent of Independent Auditors